================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2015

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                               January 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...................................  1

SCHEDULE OF INVESTMENTS......................................................  1

NOTES TO SCHEDULE OF INVESTMENTS............................................. 46
   Organization.............................................................. 46
   Security Valuation........................................................ 46
   Financial Instruments..................................................... 47
   Federal Tax Cost.......................................................... 47
   Subsequent Event Evaluations.............................................. 47

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES



Schedule of Investments
-----------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company

Investment Footnotes

  +    See Security Valuation Note within the Notes to Schedules of
       Investments.
  ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
  *    Non-Income Producing Securities.
  #    Total or Partial Securities on Loan.
  @    Security purchased with cash proceeds from Securities on Loan.
  ^^   See Federal Tax Cost Note within the Notes to Schedules of Investments.
  --   Amounts designated as -- are either zero or rounded to zero.
  (S)  Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.1%)
    ALL - America Latina Logistica SA...........................  1,495,046 $  2,155,493
*   Banco ABC Brasil SA.........................................     31,192      131,940
    Banco Alfa de Investimento SA...............................     77,500      170,698
    Banco do Brasil SA.......................................... 10,290,573   79,314,931
    Bematech SA.................................................    840,600    3,231,982
*   BHG SA - Brazil Hospitality Group...........................    231,914    1,494,203
    BM&FBovespa SA.............................................. 18,996,631   64,303,849
    Brasil Brokers Participacoes SA.............................    421,800      423,366
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.......     14,300       44,988
#   Braskem SA Sponsored ADR....................................    520,846    4,906,369
    Cia de Locacao das Americas.................................     42,900       58,534
*   Cia Providencia Industria e Comercio SA.....................    359,200    1,088,251
    Cia Siderurgica Nacional SA.................................  1,365,326    2,116,745
    Contax Participacoes SA.....................................     20,400       80,720
    Cosan SA Industria e Comercio...............................    592,888    5,442,214
*   CR2 Empreendimentos Imobiliarios SA.........................     91,200       87,181
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.....  1,884,200    7,587,075
    Direcional Engenharia SA....................................    566,761    1,372,942
    Duratex SA..................................................    959,819    2,653,791
    Eternit SA..................................................    124,502      143,619
    Even Construtora e Incorporadora SA.........................  5,161,239    8,357,876
    Ez Tec Empreendimentos e Participacoes SA...................    232,970    1,425,983
*   Fertilizantes Heringer SA...................................    303,800      430,239
*   Fibria Celulose SA..........................................  2,182,200   26,446,641
#*  Fibria Celulose SA Sponsored ADR............................  3,877,210   47,030,557
*   Forjas Taurus SA............................................     28,964       58,921
#   Gafisa SA ADR...............................................  2,278,791    3,258,671
*   General Shopping Brasil SA..................................     27,230       60,354
    Gerdau SA...................................................  1,998,063    5,535,423
#   Gerdau SA Sponsored ADR..................................... 13,313,206   45,930,561
    Guararapes Confeccoes SA....................................      9,400      274,821
    Helbor Empreendimentos SA...................................    420,089      609,944
*   Hypermarcas SA..............................................  1,092,746    7,431,592
    Industrias Romi SA..........................................    592,600      445,397
    International Meal Co. Holdings SA..........................     54,000      154,636
    Iochpe-Maxion SA............................................    227,665      946,703
    JBS SA...................................................... 18,033,940   76,971,726
    JHSF Participacoes SA.......................................    856,674      686,215
    Klabin SA...................................................  2,345,749   12,008,861
*   Log-in Logistica Intermodal SA..............................    764,700      982,077
    Magnesita Refratarios SA....................................  3,244,566    2,266,083
*   Marfrig Global Foods SA.....................................  5,331,406    9,996,031
    MRV Engenharia e Participacoes SA...........................  5,437,572   14,068,714
*   Paranapanema SA.............................................  3,970,243    2,896,016
*   PDG Realty SA Empreendimentos e Participacoes............... 15,506,519    3,017,237
    Petroleo Brasileiro SA......................................  5,246,008   15,722,262
#   Petroleo Brasileiro SA ADR.................................. 18,327,471  110,148,101
    Porto Seguro SA.............................................    172,530    1,739,532
    Positivo Informatica SA.....................................      2,857        2,129
    Profarma Distribuidora de Produtos Farmaceuticos SA.........    153,925      396,711
    QGEP Participacoes SA.......................................    824,366    1,750,619

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES       VALUE++
                                                                 ------------- ------------
BRAZIL -- (Continued)
    Rodobens Negocios Imobiliarios SA...........................       333,416 $  1,233,845
*   Rossi Residencial SA........................................     1,000,537      789,580
    Santos Brasil Participacoes SA..............................        49,600      254,470
    Sao Carlos Empreendimentos e Participacoes SA...............        39,000      438,573
    Sao Martinho SA.............................................       411,663    5,236,490
    SLC Agricola SA.............................................     1,042,891    5,566,927
*   Springs Global Participacoes SA.............................       945,200      313,511
    Sul America SA..............................................       533,531    2,275,201
    Tecnisa SA..................................................     1,893,527    2,211,981
    Tereos Internacional SA.....................................       595,672      228,656
*   TPI--Triunfo Participacoes e Investimentos SA...............       427,300      784,775
    Trisul SA...................................................        89,661       92,894
*   Usinas Siderurgicas de Minas Gerais SA......................       573,600    3,636,725
    Vale SA.....................................................     5,111,301   35,684,963
#   Vale SA Sponsored ADR.......................................    16,066,411  112,946,869
*   Vanguarda Agro SA...........................................     2,955,979    1,070,149
*   Via Varejo SA...............................................       167,924      404,282
                                                                               ------------
TOTAL BRAZIL....................................................                751,029,415
                                                                               ------------
CHILE -- (1.5%)
    Bupa Chile SA...............................................       168,414      133,837
    CAP SA......................................................       210,022      516,341
    Cementos BIO BIO SA.........................................       665,307      531,618
    Cencosud SA.................................................     4,518,004   11,082,306
    Cencosud SA ADR.............................................        47,190      355,341
*   Cia Sud Americana de Vapores SA.............................    93,640,541    3,148,438
    Cintac SA...................................................       155,202       24,500
    Corpbanca SA................................................ 1,137,122,867   12,562,817
    Cristalerias de Chile SA....................................       264,624    1,796,134
    CTI SA......................................................         5,615        1,782
    Embotelladora Andina SA Class A ADR.........................        15,478      219,014
    Empresas CMPC SA............................................    20,890,034   52,414,171
    Empresas COPEC SA...........................................     2,046,355   23,274,976
    Empresas Hites SA...........................................     1,794,180      588,817
    Empresas Iansa SA...........................................    49,008,058    1,301,642
    Enersis SA..................................................    82,558,367   25,476,261
    Enersis SA Sponsored ADR....................................     5,733,186   87,431,086
    Gasco SA....................................................       161,080    1,371,298
    Grupo Security SA...........................................     1,143,589      350,141
    Inversiones Aguas Metropolitanas SA.........................     6,124,238    9,476,484
*   Latam Airlines Group SA.....................................     1,205,742   12,678,788
#*  Latam Airlines Group SA Sponsored ADR.......................       712,427    7,387,868
    Masisa SA...................................................    43,593,930    1,209,899
    PAZ Corp. SA................................................     2,201,345    1,215,791
    Ripley Corp. SA.............................................    12,301,492    5,063,473
    Salfacorp SA................................................     2,581,819    1,719,006
    Sigdo Koppers SA............................................        76,067      103,019
    Sociedad Matriz SAAM SA.....................................    52,294,785    3,711,907
    Sociedad Quimica y Minera de Chile SA Class A...............         5,274      133,233
    Socovesa SA.................................................     5,773,726    1,149,874
*   Tech Pack SA................................................       626,034      262,095
    Vina Concha y Toro SA.......................................     1,155,777    2,101,217

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA..................................  28,185,164 $    217,723
                                                                             ------------
TOTAL CHILE.....................................................              269,010,897
                                                                             ------------
CHINA -- (15.2%)
#   361 Degrees International, Ltd..............................   7,995,000    2,287,060
#   Agile Property Holdings, Ltd................................  22,418,999   13,598,829
    Agricultural Bank of China, Ltd. Class H.................... 255,464,000  125,074,776
    Air China, Ltd. Class H.....................................  12,478,000   11,923,245
#*  Aluminum Corp. of China, Ltd. ADR...........................     264,476    2,940,973
#*  Aluminum Corp. of China, Ltd. Class H.......................  19,698,000    8,868,069
    AMVIG Holdings, Ltd.........................................   5,605,100    2,738,947
#   Angang Steel Co., Ltd. Class H..............................   9,606,640    7,106,531
    Anhui Tianda Oil Pipe Co., Ltd..............................   2,847,412      452,039
    Anxin-China Holdings, Ltd...................................   6,152,000      419,954
#   Asia Cement China Holdings Corp.............................   7,617,000    3,907,202
#*  Asian Citrus Holdings, Ltd..................................   7,229,000      774,200
*   AVIC International Holdings, Ltd............................   2,674,000    1,867,635
    Bank of China, Ltd. Class H................................. 672,570,331  374,602,926
    Bank of Communications Co., Ltd. Class H....................  66,690,574   55,987,512
#   Baoye Group Co., Ltd. Class H...............................   2,861,120    1,658,142
    BBMG Corp. Class H..........................................   7,424,500    6,487,887
    Beijing Capital International Airport Co., Ltd. Class H.....  24,271,599   22,998,902
    Beijing Capital Land, Ltd. Class H..........................  18,113,060    8,350,454
    Beijing Enterprises Holdings, Ltd...........................   2,102,000   15,966,637
    Beijing North Star Co., Ltd. Class H........................   8,784,000    2,768,769
    BYD Electronic International Co., Ltd.......................   5,146,136    5,395,730
    C C Land Holdings, Ltd......................................  20,944,286    3,607,071
    Carrianna Group Holdings Co., Ltd...........................   3,880,391      464,666
#   Central China Real Estate, Ltd..............................   8,450,350    2,108,940
#*  Chaoda Modern Agriculture Holdings, Ltd.....................  37,445,412    2,621,179
*   Chigo Holding, Ltd..........................................  49,744,000    1,069,127
#   China Aerospace International Holdings, Ltd.................  32,830,000    4,132,748
    China Agri-Industries Holdings, Ltd.........................  15,915,500    6,448,963
    China Aoyuan Property Group, Ltd............................  15,566,000    2,505,469
*   China Automation Group, Ltd.................................   7,187,000      833,081
    China BlueChemical, Ltd.....................................   4,940,878    1,717,608
    China CITIC Bank Corp., Ltd. Class H........................  89,590,716   66,366,343
#   China Coal Energy Co., Ltd. Class H.........................  46,200,000   25,570,716
    China Communications Construction Co., Ltd. Class H.........  47,844,327   51,854,263
    China Communications Services Corp., Ltd. Class H...........  31,219,071   14,098,481
    China Construction Bank Corp. Class H....................... 542,030,940  434,581,660
#*  China COSCO Holdings Co., Ltd. Class H......................  24,252,000   11,956,449
#*  China Culiangwang Beverages Holdings, Ltd...................   3,418,200      192,938
#*  China Dredging Environment Protection Holdings, Ltd.........     974,000      171,052
    China Everbright, Ltd.......................................  12,195,869   26,311,750
    China Glass Holdings, Ltd...................................  10,028,000    1,289,078
*   China High Precision Automation Group, Ltd..................     429,000       12,659
*   China High Speed Transmission Equipment Group Co., Ltd......  16,532,000   11,672,185
    China Hongqiao Group, Ltd...................................   3,551,000    2,264,332
*   China Huiyuan Juice Group, Ltd..............................     595,483      194,033
    China ITS Holdings Co., Ltd.................................   5,486,147      657,824
#*  China Lumena New Materials Corp.............................  52,602,000    3,180,629
    China Merchants Bank Co., Ltd. Class H......................  10,448,596   23,348,127

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CHINA -- (Continued)
    China Merchants Holdings International Co., Ltd.............  4,242,049 $ 15,534,303
    China Merchants Land, Ltd...................................  9,568,000    1,356,839
*   China Metal Recycling Holdings, Ltd.........................  3,259,800      743,434
*   China Mining Resources Group, Ltd...........................  2,817,100       23,906
    China Minsheng Banking Corp., Ltd. Class H.................. 53,636,500   65,038,430
    China National Building Material Co., Ltd. Class H.......... 37,738,000   36,375,512
    China National Materials Co., Ltd........................... 14,826,000    3,941,917
*   China New Town Development Co., Ltd......................... 11,778,022      658,878
*   China Oriental Group Co., Ltd...............................     26,000        3,890
#   China Overseas Grand Oceans Group, Ltd......................    923,000      485,392
#   China Petroleum & Chemical Corp. ADR........................  1,186,705   93,998,887
    China Petroleum & Chemical Corp. Class H.................... 86,763,575   68,874,574
#*  China Precious Metal Resources Holdings Co., Ltd............ 24,410,000    2,143,003
*   China Properties Group, Ltd.................................  5,717,000      964,792
*   China Qinfa Group, Ltd......................................  4,052,000      134,171
    China Railway Construction Corp., Ltd. Class H.............. 19,924,014   22,785,639
    China Railway Group, Ltd. Class H........................... 26,865,000   19,644,427
*   China Rare Earth Holdings, Ltd.............................. 10,359,000    1,714,134
    China Resources Enterprise, Ltd.............................    674,000    1,479,105
#*  China Rongsheng Heavy Industries Group Holdings, Ltd........  8,963,500      813,581
#   China Sanjiang Fine Chemicals Co., Ltd......................    377,000      111,841
#*  China SCE Property Holdings, Ltd............................  6,192,000    1,192,033
#   China Shanshui Cement Group, Ltd............................ 19,122,000    8,520,670
    China Shenhua Energy Co., Ltd. Class H......................  1,373,000    3,768,931
*   China Shipping Container Lines Co., Ltd. Class H............ 20,904,700    6,587,317
    China Southern Airlines Co., Ltd. Class H................... 10,898,000    5,803,004
    China Starch Holdings, Ltd.................................. 18,995,000      418,947
*   China Taifeng Beddings Holdings, Ltd........................    640,000       79,788
*   China Tianyi Holdings, Ltd..................................  2,828,000      263,217
*   China Tontine Wines Group, Ltd..............................    800,000       28,379
    China Travel International Investment Hong Kong, Ltd........ 52,275,631   17,356,396
    China Unicom Hong Kong, Ltd.................................  1,616,000    2,418,822
#   China Unicom Hong Kong, Ltd. ADR............................  7,257,121  108,493,959
    China Vanadium Titano--Magnetite Mining Co., Ltd............ 13,437,000    1,228,008
#*  China Yurun Food Group, Ltd.................................  6,972,000    2,680,253
#   China ZhengTong Auto Services Holdings, Ltd.................  2,001,500    1,004,476
#   China Zhongwang Holdings, Ltd............................... 21,978,954    9,667,743
    Chongqing Machinery & Electric Co., Ltd. Class H............ 14,606,000    2,250,158
    Chongqing Rural Commercial Bank Co., Ltd. Class H........... 16,384,000   10,049,845
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd...  1,188,000      298,322
*   CITIC Resources Holdings, Ltd............................... 26,142,000    3,429,278
    CITIC, Ltd..................................................  6,941,483   11,930,013
#   Citychamp Watch & Jewellery Group, Ltd...................... 22,943,108    2,809,904
    Clear Media, Ltd............................................    391,000      388,198
*   Comtec Solar Systems Group, Ltd.............................  8,800,000    1,106,983
    Cosco International Holdings, Ltd...........................  7,302,000    2,992,950
#   COSCO Pacific, Ltd.......................................... 19,176,963   27,898,453
*   Coslight Technology International Group Co., Ltd............     20,000       12,240
    Country Garden Holdings Co., Ltd............................  3,984,800    1,587,765
*   DaChan Food Asia, Ltd.......................................  3,195,000      372,159
#   Dah Chong Hong Holdings, Ltd................................  1,051,000      615,444
    Dalian Port PDA Co., Ltd. Class H...........................  6,236,000    2,133,657
#   Dongyue Group, Ltd..........................................  2,297,000      799,609

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
#*  Dynasty Fine Wines Group, Ltd...............................   9,228,600 $    321,417
    Embry Holdings, Ltd.........................................     544,000      281,628
#   Evergrande Real Estate Group, Ltd...........................  78,124,000   32,326,777
    Evergreen International Holdings, Ltd.......................   1,628,000      175,659
#   Fantasia Holdings Group Co., Ltd............................  22,225,015    2,203,253
#   Fosun International, Ltd....................................   9,780,744   13,709,952
    Franshion Properties China, Ltd.............................  48,888,580   14,353,692
    Fufeng Group, Ltd...........................................   2,670,000    1,348,863
*   Global Bio-Chem Technology Group Co., Ltd...................  16,728,360      483,975
*   Global Sweeteners Holdings, Ltd.............................   6,130,350      318,476
*   Glorious Property Holdings, Ltd.............................  34,684,000    3,976,837
    Golden Meditech Holdings, Ltd...............................   9,303,112    1,303,358
    Goldlion Holdings, Ltd......................................   1,572,000      675,019
    GOME Electrical Appliances Holding, Ltd.....................  77,549,000   10,774,602
    Greenland Hong Kong Holdings, Ltd...........................   2,930,575    1,142,776
#   Greentown China Holdings, Ltd...............................   9,566,591    8,492,438
#   Guangshen Railway Co., Ltd. Sponsored ADR...................     418,858   10,731,142
    Guangzhou Automobile Group Co., Ltd. Class H................   5,653,572    5,155,248
#   Guangzhou R&F Properties Co., Ltd...........................  13,975,514   16,006,641
#   Guodian Technology & Environment Group Corp., Ltd. Class H..   4,021,000      500,978
    Hainan Meilan International Airport Co., Ltd. Class H.......   1,989,000    1,614,599
#   Hanergy Thin Film Power Group, Ltd..........................  31,944,000   14,798,511
    Harbin Electric Co., Ltd. Class H...........................  10,851,474    7,759,664
*   Heng Tai Consumables Group, Ltd.............................  42,187,234      475,241
    Hengdeli Holdings, Ltd......................................   2,048,000      381,503
*   Hidili Industry International Development, Ltd..............  11,388,000      984,195
*   HKC Holdings, Ltd...........................................  19,260,878      631,530
#   Honghua Group, Ltd..........................................   1,636,000      200,316
    Hopefluent Group Holdings, Ltd..............................     796,000      241,830
#*  Hopson Development Holdings, Ltd............................  11,192,000    9,922,485
    Industrial & Commercial Bank of China, Ltd. Class H......... 302,174,996  215,875,294
    Inspur International, Ltd...................................     345,343       73,461
    Jiangxi Copper Co., Ltd. Class H............................   9,933,000   16,193,054
    Jingwei Textile Machinery Class H...........................      50,000       61,660
#   Ju Teng International Holdings, Ltd.........................  11,786,249    6,215,063
*   Kai Yuan Holdings, Ltd......................................  46,420,000      477,846
#   Kaisa Group Holdings, Ltd...................................  22,755,632    4,696,543
    Kasen International Holdings, Ltd...........................   1,885,000      231,501
    Kingboard Chemical Holdings, Ltd............................   9,345,345   15,090,393
    Kingboard Laminates Holdings, Ltd...........................   9,655,000    4,089,976
    KWG Property Holding, Ltd...................................  19,984,500   12,891,651
#*  Labixiaoxin Snacks Group, Ltd...............................   2,491,000      259,409
    Lai Fung Holdings, Ltd......................................  51,485,839    1,012,057
#   Lee & Man Paper Manufacturing, Ltd..........................   4,045,000    2,123,788
*   Leoch International Technology, Ltd.........................     190,000       26,674
*   Lingbao Gold Co., Ltd. Class H..............................   1,372,000      242,586
*   LK Technology Holdings, Ltd.................................     112,500        8,020
    Longfor Properties Co., Ltd.................................     200,000      261,718
    Lonking Holdings, Ltd.......................................  24,606,000    4,654,544
*   Loudong General Nice Resources China Holdings, Ltd..........  19,948,800    1,572,392
#   Maoye International Holdings, Ltd...........................  11,540,000    1,724,090
    Metallurgical Corp. of China, Ltd. Class H..................  26,561,659    8,163,022
    MIE Holdings Corp...........................................   4,808,000      545,336

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
CHINA -- (Continued)
    MIN XIN Holdings, Ltd.......................................     906,418 $   673,392
*   Mingfa Group International Co., Ltd.........................     552,000     180,594
#   Minmetals Land, Ltd.........................................  19,829,205   2,271,262
    Minth Group, Ltd............................................     728,000   1,515,490
    MMG, Ltd....................................................  12,452,000   3,563,672
    Nature Home Holding Co., Ltd................................     154,000      25,020
#   New World China Land, Ltd...................................  23,970,600  14,893,967
    New World Department Store China, Ltd.......................   1,026,000     283,125
    Nine Dragons Paper Holdings, Ltd............................  21,314,000  15,602,077
*   O-Net Communications Group, Ltd.............................   2,746,000     580,007
    Overseas Chinese Town Asia Holdings, Ltd....................     332,000     192,440
    Parkson Retail Group, Ltd...................................   7,457,000   1,774,380
    Peak Sport Products Co., Ltd................................  10,288,000   2,810,749
#   Poly Property Group Co., Ltd................................  31,419,488  14,635,066
*   Ports Design, Ltd...........................................   1,276,000     491,895
#*  Pou Sheng International Holdings, Ltd.......................  11,183,529     864,441
*   Powerlong Real Estate Holdings, Ltd.........................  12,936,000   1,782,915
*   Prosperity International Holdings HK, Ltd...................  17,540,000     518,021
    Qingling Motors Co., Ltd. Class H...........................  12,058,000   4,042,652
*   Qunxing Paper Holdings Co., Ltd.............................   5,020,071     244,777
*   Real Gold Mining, Ltd.......................................   3,137,500     106,441
#   Real Nutriceutical Group, Ltd...............................  11,046,000   3,122,680
#*  Renhe Commercial Holdings Co., Ltd..........................  44,367,000   2,002,453
#   REXLot Holdings, Ltd........................................  37,241,621   2,908,270
    Samson Holding, Ltd.........................................   7,661,452     998,336
#*  Sany Heavy Equipment International Holdings Co., Ltd........   5,202,000   1,111,015
    Scud Group, Ltd.............................................   3,368,000     404,432
*   Semiconductor Manufacturing International Corp.............. 128,002,000  11,095,042
#*  Semiconductor Manufacturing International Corp. ADR.........   1,305,426   5,521,952
#   Shandong Chenming Paper Holdings, Ltd. Class H..............   4,297,818   2,117,213
    Shanghai Industrial Holdings, Ltd...........................   8,240,918  24,346,546
*   Shanghai Industrial Urban Development Group, Ltd............   5,592,000     899,014
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H...................................................   4,844,000   1,612,274
    Shanghai Prime Machinery Co., Ltd. Class H..................   7,700,000   1,379,788
    Shenzhen International Holdings, Ltd........................   7,025,617  10,125,203
    Shenzhen Investment, Ltd....................................  41,994,440  12,065,963
    Shimao Property Holdings, Ltd...............................  20,853,535  43,878,600
*   Shougang Concord International Enterprises Co., Ltd.........  58,414,208   2,479,117
#   Shougang Fushan Resources Group, Ltd........................  44,054,594   9,365,086
    Shui On Land, Ltd...........................................  55,430,303  12,406,741
*   Sijia Group Co..............................................   1,152,649      38,212
    Silver Grant International Industries, Ltd..................  17,468,804   2,568,430
*   SIM Technology Group, Ltd...................................   8,253,000     417,689
    Sino-Ocean Land Holdings, Ltd...............................  40,614,102  26,127,918
*   Sinofert Holdings, Ltd......................................   2,804,000     519,594
*   Sinolink Worldwide Holdings, Ltd............................  11,170,508     861,636
*   Sinotrans Shipping, Ltd.....................................   9,827,416   2,222,761
    Sinotrans, Ltd. Class H.....................................     861,000     614,374
    Sinotruk Hong Kong, Ltd.....................................   9,252,835   5,088,774
    Skyworth Digital Holdings, Ltd..............................  32,131,176  18,161,494
    SMI Holdings Group, Ltd.....................................  18,960,000     659,351
    SOHO China, Ltd.............................................  28,074,888  19,606,360
    SRE Group, Ltd..............................................  22,884,285     616,966

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE++
                                                                 ----------- --------------
CHINA -- (Continued)
    Sunac China Holdings, Ltd...................................     383,000 $      342,869
    TCC International Holdings, Ltd.............................  14,035,056      5,114,561
    Tian An China Investment Co., Ltd...........................   6,757,000      4,176,016
#   Tiangong International Co., Ltd.............................  16,005,944      2,798,233
    Tianjin Port Development Holdings, Ltd......................  20,369,657      4,115,802
#   Tianneng Power International, Ltd...........................   8,152,280      1,991,810
    Tomson Group, Ltd...........................................   1,424,772        345,414
    Tonly Electronics Holdings, Ltd.............................     240,330        169,572
    Top Spring International Holdings, Ltd......................      11,500          3,234
    TPV Technology, Ltd.........................................   7,700,496      1,572,645
    Travelsky Technology, Ltd. Class H..........................   8,222,500      8,696,796
*   Trony Solar Holdings Co., Ltd...............................   8,775,000        133,567
    Wasion Group Holdings, Ltd..................................     391,291        366,669
    Weiqiao Textile Co. Class H.................................   7,453,000      4,077,822
    West China Cement, Ltd......................................  36,244,000      4,049,470
    Xiamen International Port Co., Ltd. Class H.................  15,252,000      3,870,348
    Xingda International Holdings, Ltd..........................  11,322,000      3,552,017
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H......   4,837,000      4,367,718
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H...........   2,500,000        458,895
*   Xiwang Property Holdings Co., Ltd...........................   3,556,736        168,712
    Xiwang Special Steel Co., Ltd...............................   5,905,000        834,347
    XTEP International Holdings, Ltd............................     697,500        246,012
*   Yanchang Petroleum International, Ltd.......................  20,420,000        802,163
#   Yanzhou Coal Mining Co., Ltd. Class H.......................  15,374,000     12,305,189
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.................      49,927        393,425
    Yip's Chemical Holdings, Ltd................................     752,000        435,946
    Youyuan International Holdings, Ltd.........................     630,229        126,777
    Yuanda China Holdings, Ltd..................................     292,000         16,945
    Yuexiu Property Co., Ltd.................................... 101,920,786     20,070,886
#   Yuzhou Properties Co., Ltd..................................   9,816,960      2,366,204
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H.....     424,600        254,260
    Zhong An Real Estate, Ltd...................................   7,219,800        960,704
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.....  11,645,000      7,140,010
                                                                             --------------
TOTAL CHINA                                                                   2,796,924,754
                                                                             --------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA..........................................      11,156        114,303
    Cementos Argos SA...........................................     526,344      1,984,576
    Constructora Conconcreto SA.................................      86,988         48,842
*   Fabricato SA................................................   8,190,234         31,720
    Grupo Argos SA..............................................     254,499      1,931,689
    Grupo de Inversiones Suramericana SA........................     828,328     12,017,546
    Grupo Nutresa SA............................................     463,927      4,848,417
    Mineros SA..................................................      65,037         50,910
                                                                             --------------
TOTAL COLOMBIA..................................................                 21,028,003
                                                                             --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.....................................................   1,027,369     24,046,855
    O2 Czech Republic AS........................................     381,442      3,373,816
    Pegas Nonwovens SA..........................................     134,543      3,687,236

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CZECH REPUBLIC -- (Continued)
*   Unipetrol A.S...............................................  1,418,040 $ 7,833,325
                                                                            -----------
TOTAL CZECH REPUBLIC............................................             38,941,232
                                                                            -----------
GREECE -- (0.1%)
*   Alpha Bank AE...............................................  6,054,491   2,212,058
    Bank of Greece..............................................     26,513     289,688
*   Ellaktor SA.................................................  1,002,009   1,919,180
    Elval--Hellenic Aluminium Industry SA.......................      8,595       9,605
*   GEK Terna Holding Real Estate Construction SA...............    782,610   1,548,459
    Hellenic Petroleum SA.......................................    423,284   1,799,465
*   Intracom Holdings SA........................................  1,511,057     593,040
*   Intralot SA-Integrated Lottery Systems & Services...........     76,173     112,605
*   Marfin Investment Group Holdings SA.........................     74,389      13,240
*   Mytilineos Holdings SA......................................    523,731   2,971,957
*   National Bank of Greece SA..................................    220,190     225,176
*   National Bank of Greece SA ADR..............................    185,316     203,848
*   Piraeus Bank SA.............................................  3,363,961   1,957,269
    Terna Energy SA.............................................     18,509      44,576
                                                                            -----------
TOTAL GREECE....................................................             13,900,166
                                                                            -----------
HUNGARY -- (0.3%)
*   Danubius Hotel and SpA P.L.C................................    108,124   2,007,739
*   FHB Mortgage Bank P.L.C.....................................      3,954       9,986
    MOL Hungarian Oil and Gas P.L.C.............................     95,385   3,817,524
#   OTP Bank P.L.C..............................................  3,898,283  51,691,841
    Tisza Chemical Group P.L.C..................................     94,656   1,699,211
                                                                            -----------
TOTAL HUNGARY...................................................             59,226,301
                                                                            -----------
INDIA -- (9.2%)
    Aarti Industries............................................      3,392      15,568
    Aban Offshore, Ltd..........................................    331,314   2,506,207
*   ABG Shipyard, Ltd...........................................     91,428     302,041
    Adani Enterprises, Ltd......................................  2,518,112  25,945,613
*   Adani Power, Ltd............................................  1,131,933     946,880
    Aditya Birla Nuvo, Ltd......................................    739,118  21,481,601
    Ahmednagar Forgings, Ltd....................................    173,328     901,069
    Alembic, Ltd................................................     66,883      47,082
    Allahabad Bank..............................................  2,114,906   3,939,968
    Allcargo Logistics, Ltd.....................................      9,041      47,898
    Alok Industries, Ltd........................................ 10,204,534   1,644,889
    Amtek Auto, Ltd.............................................  1,551,102   4,322,333
    Amtek India, Ltd............................................  1,062,861   1,145,132
    Anant Raj, Ltd..............................................    657,518     531,650
*   Andhra Bank.................................................  2,676,709   3,952,589
    Apar Industries, Ltd........................................     99,717     596,279
    Apollo Tyres, Ltd...........................................  4,008,187  15,607,168
    Arvind, Ltd.................................................  3,503,698  16,339,826
    Atul, Ltd...................................................     10,832     225,133
    Axis Bank, Ltd..............................................  1,222,500  11,573,747
    Bajaj Finance, Ltd..........................................     60,850   3,967,025
    Bajaj Finserv, Ltd..........................................    138,482   3,235,668
    Bajaj Holdings & Investment, Ltd............................    395,402   9,003,290

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Ballarpur Industries, Ltd................................... 4,422,774 $ 1,124,374
    Balmer Lawrie & Co., Ltd....................................   161,889   1,531,164
*   Balrampur Chini Mills, Ltd.................................. 2,486,372   2,450,733
    Bank of Baroda.............................................. 6,161,280  19,071,926
    Bank of India............................................... 1,708,464   7,301,478
    Bank Of Maharashtra......................................... 1,498,465   1,006,781
    BGR Energy Systems, Ltd.....................................   169,812     426,387
    Bharat Electronics, Ltd.....................................    10,591     568,246
    Bharat Heavy Electricals, Ltd............................... 8,825,889  41,455,010
    Bharti Airtel, Ltd.......................................... 2,286,870  13,785,812
    Bhushan Steel, Ltd.......................................... 1,041,717   1,414,516
    Biocon, Ltd.................................................   143,739     962,341
    Birla Corp., Ltd............................................   146,589   1,253,112
    Bombay Dyeing & Manufacturing Co., Ltd...................... 1,567,477   2,048,642
    Brigade Enterprises, Ltd....................................    31,423      85,349
    Cairn India, Ltd............................................ 8,360,478  31,450,144
    Canara Bank................................................. 1,234,090   8,780,492
    Ceat, Ltd...................................................   208,338   2,754,256
*   Central Bank Of India....................................... 1,815,383   3,058,668
    Century Textiles & Industries, Ltd..........................   598,690   5,527,818
    Chambal Fertilizers & Chemicals, Ltd........................ 2,460,737   2,403,075
    City Union Bank, Ltd........................................ 1,450,289   2,179,034
    Claris Lifesciences, Ltd....................................    74,868     214,607
    Corp. Bank.................................................. 1,942,085   2,187,317
    Cox & Kings, Ltd............................................   838,511   4,098,619
*   Cranes Software International, Ltd..........................   114,443       7,204
    Cyient, Ltd.................................................    26,080     227,265
    Dalmia Bharat, Ltd..........................................   167,168   1,294,388
*   DB Realty, Ltd.............................................. 1,101,045   1,621,116
*   DCB Bank, Ltd............................................... 2,874,325   5,471,013
    DCM Shriram, Ltd............................................   357,564     847,264
    Deepak Fertilisers & Petrochemicals Corp., Ltd..............   516,320   1,181,513
*   DEN Networks, Ltd...........................................   292,275     511,902
    Dena Bank................................................... 1,388,737   1,277,719
    Dewan Housing Finance Corp., Ltd............................   115,020     874,754
    Dishman Pharmaceuticals & Chemicals, Ltd....................   442,601   1,083,944
    DLF, Ltd.................................................... 5,189,780  14,249,341
    Dredging Corp. Of India, Ltd................................    51,482     325,025
    Edelweiss Financial Services, Ltd........................... 1,410,977   1,577,028
*   Educomp Solutions, Ltd......................................    96,400      40,194
    Eicher Motors, Ltd..........................................     3,085     807,344
*   EID Parry India, Ltd........................................   963,372   3,017,959
    EIH, Ltd....................................................   886,903   1,634,230
    Electrosteel Castings, Ltd..................................   894,946     238,459
*   Eros International Media, Ltd...............................   425,062   2,479,060
    Escorts, Ltd................................................   900,499   1,867,931
*   Ess Dee Aluminium, Ltd......................................    42,453     181,221
*   Essar Oil, Ltd..............................................   963,947   1,730,122
    Essar Ports, Ltd............................................   713,853   1,247,757
*   Essar Shipping, Ltd.........................................        --          --
    Essel Propack, Ltd..........................................   784,117   1,520,188
    Eveready Industries India, Ltd..............................    84,121     277,748
    Federal Bank, Ltd........................................... 8,414,667  19,170,479

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDIA -- (Continued)
    Financial Technologies India, Ltd...........................    252,944 $    822,586
    Finolex Cables, Ltd.........................................    688,924    2,800,625
    Finolex Industries, Ltd.....................................    482,398    2,241,082
*   Firstsource Solutions, Ltd..................................  3,875,019    1,775,733
*   Fortis Healthcare, Ltd......................................    832,604    1,541,085
    Future Retail, Ltd..........................................    885,913    1,687,146
    GAIL India, Ltd.............................................  3,389,577   23,172,374
    Gateway Distriparks, Ltd....................................    113,322      700,651
    Gati, Ltd...................................................    322,735    1,297,304
    Global Offshore Services, Ltd...............................      9,322      125,312
    Godrej Properties, Ltd......................................     89,893      403,948
    Graphite India, Ltd.........................................    718,222      902,775
    Grasim Industries, Ltd......................................     15,142      946,192
    Great Eastern Shipping Co., Ltd. (The)......................  1,015,526    5,933,434
    Greaves Cotton, Ltd.........................................      9,635       22,522
*   GTL Infrastructure, Ltd.....................................    338,316       12,802
    Gujarat Alkalies & Chemicals, Ltd...........................    467,952    1,456,597
    Gujarat Fluorochemicals, Ltd................................    333,309    3,919,622
    Gujarat Mineral Development Corp., Ltd......................  1,249,804    2,471,519
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.........    729,530    1,021,014
*   Gujarat NRE Coke, Ltd.......................................  1,237,586      107,035
    Gujarat State Fertilisers & Chemicals, Ltd..................  2,186,080    3,529,231
    Gujarat State Petronet, Ltd.................................  2,720,005    5,057,399
    Gulf Oil Corp., Ltd.........................................     76,678      207,385
    Gulf Oil Lubricants India, Ltd..............................    113,892    1,001,866
*   HCL Infosystems, Ltd........................................    462,162      375,560
    HEG, Ltd....................................................    176,205      633,367
*   HeidelbergCement India, Ltd.................................    203,465      289,036
*   Hexa Tradex, Ltd............................................    219,714       94,067
    Hikal, Ltd..................................................      2,291       28,301
    Hindalco Industries, Ltd.................................... 18,949,984   42,750,037
    Hinduja Global Solutions, Ltd...............................     60,085      609,335
*   Hindustan Construction Co., Ltd.............................  5,073,959    2,845,985
*   Hotel Leela Venture, Ltd....................................    466,035      170,178
    HSIL, Ltd...................................................    263,373    1,690,678
    HT Media, Ltd...............................................    328,939      717,923
    ICICI Bank, Ltd.............................................  3,153,270   18,296,299
    ICICI Bank, Ltd. Sponsored ADR.............................. 16,722,630  200,838,786
    IDBI Bank, Ltd..............................................  4,225,680    4,828,697
    Idea Cellular, Ltd..........................................    665,606    1,665,046
    IDFC, Ltd...................................................  6,072,777   16,863,095
    IFCI, Ltd...................................................  6,602,323    3,997,426
    IIFL Holdings, Ltd..........................................  2,848,913    8,215,986
    IL&FS Transportation Networks, Ltd..........................    228,248      781,414
*   India Cements, Ltd. (The)...................................  3,827,054    6,661,780
    Indiabulls Housing Finance, Ltd.............................  1,795,884   17,042,995
    Indian Bank.................................................  1,326,290    3,955,878
*   Indian Hotels Co., Ltd......................................  4,834,889    9,435,099
    Indian Overseas Bank........................................  1,771,514    1,626,787
    ING Vysya Bank, Ltd.........................................    265,599    3,945,041
*   Intellect Design Arena, Ltd.................................    969,923    1,706,977
    Jain Irrigation Systems, Ltd................................  5,106,141    5,771,152
*   Jaiprakash Associates, Ltd.................................. 20,355,758    9,407,884

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Jammu & Kashmir Bank, Ltd. (The)............................ 3,271,950 $ 8,055,454
*   Jaypee Infratech, Ltd....................................... 5,889,927   1,968,053
    JB Chemicals & Pharmaceuticals, Ltd.........................   373,888   1,158,519
    JBF Industries, Ltd.........................................   128,839     529,897
    Jindal Poly Films, Ltd......................................   219,686     874,918
*   Jindal Poly Investment & Finance Co., Ltd...................         1           1
    Jindal Saw, Ltd............................................. 2,244,000   2,912,535
*   Jindal Stainless, Ltd.......................................    26,170      14,091
    Jindal Steel & Power, Ltd................................... 4,291,213  11,034,336
    JK Cement, Ltd..............................................   236,699   2,656,138
    JK Lakshmi Cement, Ltd......................................   457,907   2,869,970
    JK Tyre & Industries, Ltd................................... 1,114,355   2,178,871
    JM Financial, Ltd........................................... 4,580,382   3,846,106
    JSW Energy, Ltd............................................. 5,874,146  11,546,392
    JSW Steel, Ltd.............................................. 1,893,684  30,282,177
    Jubilant Life Sciences, Ltd.................................   871,456   2,422,887
*   Kakinada Fertilizers, Ltd................................... 2,082,494      70,677
    Kalpataru Power Transmission, Ltd...........................   610,512   2,300,525
    Karnataka Bank, Ltd. (The).................................. 2,195,065   5,034,955
    Karur Vysya Bank, Ltd. (The)................................   387,245   3,718,101
    KEC International, Ltd......................................   884,011   1,344,941
*   Kesoram Industries, Ltd.....................................   552,385   1,111,724
    Kirloskar Brothers, Ltd.....................................     2,141       7,309
    Kirloskar Oil Engines, Ltd..................................   293,581   1,271,713
    Kolte-Patil Developers, Ltd.................................    83,429     273,809
    KPIT Technologies, Ltd......................................   122,614     410,182
    KRBL, Ltd...................................................   344,805     665,932
    Lakshmi Vilas Bank, Ltd. (The)..............................   457,710     658,896
    Maharashtra Seamless, Ltd...................................    95,955     320,746
    Mahindra Holidays & Resorts India, Ltd......................     9,675      40,731
    Mahindra Lifespace Developers, Ltd..........................   153,680   1,275,054
*   Manaksia Aluminum Co., Ltd..................................     1,986         661
*   Manaksia Coated Metals......................................     1,986         661
*   Manaksia Industrial Co., Ltd................................     1,986         661
*   Manaksia Steels, Ltd........................................     1,986         661
*   Manaksia, Ltd...............................................     1,986       1,569
    MAX India, Ltd..............................................    30,211     230,422
    McLeod Russel India, Ltd....................................   588,299   1,942,527
    Mercator, Ltd............................................... 1,796,935     628,825
    Merck, Ltd..................................................    29,798     457,057
    MOIL, Ltd...................................................     4,675      21,954
    Monnet Ispat & Energy, Ltd..................................   121,513     120,453
    Motilal Oswal Financial Services, Ltd.......................     4,955      25,405
    Mphasis, Ltd................................................   150,081     877,468
    MRF, Ltd....................................................     9,793   6,320,286
    National Aluminium Co., Ltd................................. 3,507,771   2,567,543
    Nava Bharat Ventures, Ltd...................................    68,819     214,469
    NCC, Ltd.................................................... 5,680,101   6,936,800
    NIIT Technologies, Ltd......................................   531,080   2,993,973
    NIIT, Ltd...................................................   195,137     138,773
    Noida Toll Bridge Co., Ltd..................................   155,450      88,040
    Oberoi Realty, Ltd..........................................   192,001     876,807
    OCL India, Ltd..............................................    83,005     714,729

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDIA -- (Continued)
    OMAXE, Ltd..................................................    684,458 $  1,396,980
    Orient Cement, Ltd..........................................    567,622    1,738,445
    Oriental Bank of Commerce...................................  1,205,589    5,139,519
*   Oswal Chemicals & Fertilizers, Ltd..........................    173,809       76,029
*   Parsvnath Developers, Ltd...................................  1,080,235      313,410
    PC Jeweller, Ltd............................................    336,877    1,445,536
    Peninsula Land, Ltd.........................................     31,142       18,837
    Petronet LNG, Ltd...........................................  1,042,795    3,021,248
*   Pipavav Defence & Offshore Engineering Co., Ltd.............     22,287       17,643
    Piramal Enterprises, Ltd....................................    729,407    9,831,867
*   Plethico Pharmaceuticals, Ltd...............................    178,019      105,231
    Polaris Financial Technology, Ltd...........................  1,003,672    2,385,908
    Power Finance Corp., Ltd....................................     16,793       80,499
    Praj Industries, Ltd........................................    681,931      687,722
    Prakash Industries, Ltd.....................................    165,631      134,829
*   Prism Cement, Ltd...........................................    252,722      420,881
    PTC India Financial Services, Ltd...........................  3,160,437    3,196,429
    PTC India, Ltd..............................................  4,119,645    6,612,429
*   Punj Lloyd, Ltd.............................................  1,476,964      880,545
    Puravankara Projects, Ltd...................................    220,478      293,958
    Radico Khaitan, Ltd.........................................    289,095      446,228
    Rain Industries, Ltd........................................  1,744,420    1,058,309
    Rajesh Exports, Ltd.........................................    287,502      790,886
    Ramco Cements, Ltd. (The)...................................    399,005    2,330,893
    Ratnamani Metals & Tubes, Ltd...............................      1,288       14,539
*   RattanIndia Infrastructure, Ltd.............................  8,329,209      409,383
    Raymond, Ltd................................................    629,181    5,162,505
    Redington India, Ltd........................................    742,301    1,478,674
*   REI Agro, Ltd...............................................  4,019,258       68,275
    Reliance Capital, Ltd.......................................  1,319,922   10,335,148
*   Reliance Communications, Ltd................................ 10,751,778   13,765,931
    Reliance Industries, Ltd.................................... 20,419,563  301,592,224
    Reliance Industries, Ltd. GDR...............................     96,093    2,852,587
*   Reliance Power, Ltd.........................................  8,995,421    9,457,643
    Rolta India, Ltd............................................  1,564,222    2,769,385
    Ruchi Soya Industries, Ltd..................................  1,957,762    1,089,972
    Rural Electrification Corp., Ltd............................  2,768,400   14,799,113
    Sesa Sterlite, Ltd.......................................... 14,538,585   47,214,147
    Sesa Sterlite, Ltd. ADR.....................................  1,618,894   21,029,438
*   Shipping Corp. of India, Ltd................................  2,304,881    2,086,820
*   Shree Renuka Sugars, Ltd....................................  4,436,177    1,153,997
    Simplex Infrastructures, Ltd................................     23,640      142,134
    Sintex Industries, Ltd......................................  3,030,128    5,397,303
    Sobha, Ltd..................................................    751,049    5,671,231
    South Indian Bank, Ltd. (The)...............................  9,724,062    4,321,892
    SREI Infrastructure Finance, Ltd............................  1,470,670    1,077,441
    SRF, Ltd....................................................    337,716    5,187,423
    State Bank of Bikaner & Jaipur..............................     50,954      531,905
    State Bank of India......................................... 19,322,648   96,205,889
    State Bank of Travancore....................................      1,903       16,338
    Steel Authority of India, Ltd...............................    145,701      181,066
    Sterlite Technologies, Ltd..................................  1,813,999    1,811,694
    Styrolution ABS India, Ltd..................................     28,114      320,135

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES        VALUE++
                                                                 ------------- --------------
INDIA -- (Continued)
    Sundram Fasteners, Ltd......................................        37,667 $      123,631
*   Suzlon Energy, Ltd..........................................     6,248,864      1,616,120
    Syndicate Bank..............................................     2,880,564      5,432,191
    Tamil Nadu Newsprint & Papers, Ltd..........................        77,579        167,637
    Tata Chemicals, Ltd.........................................     1,201,925      8,852,658
    Tata Global Beverages, Ltd..................................     5,612,575     14,437,929
    Tata Motors, Ltd............................................     3,300,292     31,190,108
    Tata Motors, Ltd. Sponsored ADR.............................       163,263      8,052,131
    Tata Steel, Ltd.............................................     7,493,237     47,200,306
    Techno Electric & Engineering Co., Ltd......................        19,626        128,756
*   Teledata Marine Solutions, Ltd..............................       267,258             --
    Time Technoplast, Ltd.......................................       832,683        688,456
    Tube Investments of India, Ltd..............................       517,650      3,074,003
*   TV18 Broadcast, Ltd.........................................     6,105,867      3,414,429
    UCO Bank....................................................     5,290,500      6,410,658
    Uflex, Ltd..................................................       391,028        957,542
    Unichem Laboratories, Ltd...................................       260,034        931,005
    Union Bank of India.........................................     1,648,312      5,539,072
    UPL, Ltd....................................................     3,944,920     23,420,427
*   Usha Martin, Ltd............................................     1,811,897        872,707
*   Uttam Galva Steels, Ltd.....................................       112,549        117,665
    VA Tech Wabag, Ltd..........................................         1,281         33,304
    Vardhman Textiles, Ltd......................................       218,768      1,558,215
    Videocon Industries, Ltd....................................       769,833      1,961,572
    Vijaya Bank.................................................     2,884,524      2,287,899
    Welspun Corp., Ltd..........................................     1,847,557      2,023,756
*   Welspun Enterprises, Ltd....................................        92,378        442,011
    Welspun India, Ltd..........................................        71,714        439,094
    Wockhardt, Ltd..............................................       509,935      9,934,905
    Zensar Technologies, Ltd....................................        64,390        677,786
    Zuari Agro Chemicals, Ltd...................................        85,795        322,092
                                                                               --------------
TOTAL INDIA.....................................................                1,685,474,715
                                                                               --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT.........................................   267,824,000     21,044,507
    Agung Podomoro Land Tbk PT..................................   118,961,600      4,168,919
    Alam Sutera Realty Tbk PT...................................   195,877,400      9,121,970
    Aneka Tambang Persero Tbk PT................................    80,886,500      6,763,614
    Asahimas Flat Glass Tbk PT..................................     5,277,000      3,488,522
    Astra Graphia Tbk PT........................................       436,900         64,822
*   Bakrie and Brothers Tbk PT.................................. 1,038,980,250      4,100,968
*   Bakrie Sumatera Plantations Tbk PT..........................   111,992,900        442,016
*   Bakrie Telecom Tbk PT.......................................   260,426,500      1,027,932
*   Bakrieland Development Tbk PT...............................   532,272,646      2,100,938
    Bank Bukopin Tbk PT.........................................    63,324,333      3,837,425
    Bank Danamon Indonesia Tbk PT...............................    36,234,654     12,554,268
    Bank Mandiri Persero Tbk PT.................................    75,216,231     64,791,757
    Bank Negara Indonesia Persero Tbk PT........................   106,889,241     52,373,513
*   Bank Pan Indonesia Tbk PT...................................   144,273,201     12,051,902
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT........    34,447,300      2,234,156
    Bank Permata Tbk PT.........................................       381,272         46,531
    Bank Tabungan Negara Persero Tbk PT.........................    73,017,727      5,704,920
*   Barito Pacific Tbk PT.......................................    15,599,000        378,902

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
INDONESIA -- (Continued)
    Benakat Integra Tbk PT...................................... 142,047,100 $ 1,284,580
*   Berlian Laju Tanker Tbk PT.................................. 128,161,466          --
    BISI International Tbk PT...................................  14,350,200   1,188,017
*   Budi Starch & Sweetener Tbk PT..............................   9,238,200      72,741
*   Bumi Resources Tbk PT.......................................  86,715,500     686,887
    Bumi Serpong Damai Tbk PT...................................  41,325,600   6,551,934
    BW Plantation Tbk PT........................................   8,183,700     228,836
*   Central Proteinaprima Tbk PT................................  42,539,300     393,855
    Charoen Pokphand Indonesia Tbk PT...........................  28,580,830   8,877,080
    Ciputra Development Tbk PT.................................. 138,401,100  15,605,846
    Ciputra Property Tbk PT.....................................  37,873,900   2,440,302
    Ciputra Surya Tbk PT........................................  17,279,700   4,073,614
*   Clipan Finance Indonesia Tbk PT.............................   2,995,500     101,550
*   Darma Henwa Tbk PT.......................................... 246,575,442     973,260
*   Davomas Abadi Tbk PT........................................  54,906,800       4,334
*   Delta Dunia Makmur Tbk PT...................................  59,445,700     735,006
    Elnusa Tbk PT...............................................  65,277,600   2,916,238
*   Energi Mega Persada Tbk PT.................................. 573,813,078   4,692,700
*   Erajaya Swasembada Tbk PT...................................  26,265,800   2,486,777
*   Ever Shine Textile Tbk PT...................................  19,342,215     282,480
*   Exploitasi Energi Indonesia Tbk PT..........................     744,100       6,759
    Gajah Tunggal Tbk PT........................................  32,423,900   3,722,610
*   Garuda Indonesia Persero Tbk PT.............................  28,600,581   1,341,156
    Global Mediacom Tbk PT......................................  95,048,400  13,863,485
*   Great River International Tbk PT............................   1,788,000          --
    Gudang Garam Tbk PT.........................................   1,543,600   7,018,090
    Harum Energy Tbk PT.........................................  17,230,700   2,058,387
    Hexindo Adiperkasa Tbk PT...................................   1,364,644     408,638
    Holcim Indonesia Tbk PT.....................................  23,235,200   3,596,585
    Indah Kiat Pulp & Paper Corp. Tbk PT........................  39,421,700   3,374,808
*   Indika Energy Tbk PT........................................  28,170,800   1,089,483
    Indo Tambangraya Megah Tbk PT...............................   1,029,800   1,356,915
*   Indo-Rama Synthetics Tbk PT.................................      41,500       2,768
    Indofood Sukses Makmur Tbk PT...............................  72,541,800  43,120,317
    Intiland Development Tbk PT................................. 108,003,500   5,265,375
    Japfa Comfeed Indonesia Tbk PT..............................  27,068,750   1,889,363
    Jaya Real Property Tbk PT................................... 121,720,800  11,500,694
    Kawasan Industri Jababeka Tbk PT............................ 337,026,120   8,048,528
*   Lippo Cikarang Tbk PT.......................................     679,700     613,898
    Lippo Karawaci Tbk PT....................................... 295,354,949  26,395,341
    Matahari Putra Prima Tbk PT.................................  15,892,400   4,761,008
    Mayora Indah Tbk PT.........................................   3,381,300   6,465,029
    Medco Energi Internasional Tbk PT...........................  27,875,300   6,863,818
    Metrodata Electronics Tbk PT................................   1,455,100      73,575
    MNC Investama Tbk PT........................................ 307,812,300   6,827,516
    Modernland Realty Tbk PT....................................  59,776,900   2,495,852
    Multipolar Tbk PT...........................................  58,116,500   3,856,704
*   Nusantara Infrastructure Tbk PT............................. 102,476,600   1,530,677
    Pabrik Kertas Tjiwi Kimia Tbk PT............................     929,000      61,478
    Pan Brothers Tbk PT.........................................  18,711,650     666,925
*   Panin Financial Tbk PT...................................... 172,344,300   3,690,665
*   Paninvest Tbk PT............................................  30,871,000   1,776,396
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.......  60,102,484   8,699,468

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
INDONESIA -- (Continued)
    Petrosea Tbk PT.............................................   3,556,500 $    258,498
    Ramayana Lestari Sentosa Tbk PT.............................  40,540,500    2,619,449
    Salim Ivomas Pratama Tbk PT.................................  35,493,300    1,934,627
    Sampoerna Agro PT...........................................  11,712,641    1,737,927
    Samudera Indonesia Tbk PT...................................       6,100        5,672
    Selamat Sempurna Tbk PT.....................................  11,436,500    4,348,169
    Semen Baturaja Persero Tbk PT...............................  11,371,300      332,644
*   Sentul City Tbk PT..........................................  64,959,900      583,915
*   Sigmagold Inti Perkasa Tbk PT...............................  30,290,700    1,118,577
    Sinar Mas Agro Resources & Technology Tbk PT................   7,806,900    4,224,875
    Sinar Mas Multiartha Tbk PT.................................       2,000          630
    Sri Rejeki Isman Tbk PT.....................................  47,261,500      578,874
*   Surya Dumai Industri Tbk....................................   5,145,000           --
    Surya Semesta Internusa Tbk PT..............................  58,354,500    5,028,611
    Surya Toto Indonesia Tbk PT.................................     607,900      200,608
*   Suryainti Permata Tbk PT....................................  17,378,000           --
    Tiga Pilar Sejahtera Food Tbk...............................  25,601,122    4,332,554
    Timah Persero Tbk PT........................................  62,892,860    5,788,288
    Trias Sentosa Tbk PT........................................     336,500        9,949
*   Trimegah Securities Tbk PT..................................   9,110,900       48,941
*   Truba Alam Manunggal Engineering PT......................... 129,244,500      102,028
    Tunas Baru Lampung Tbk PT...................................  20,088,200    1,108,360
    Tunas Ridean Tbk PT.........................................  42,848,500    2,261,475
    Ultrajaya Milk Industry & Trading Co. Tbk PT................   8,688,600    2,828,452
    Unggul Indah Cahaya Tbk PT..................................     319,635       41,272
    United Tractors Tbk PT......................................  14,242,400   20,041,332
    Vale Indonesia Tbk PT.......................................  40,699,200   11,030,245
*   Visi Media Asia Tbk PT......................................  15,238,600      528,004
    Wintermar Offshore Marine Tbk PT............................   1,799,598      100,980
                                                                             ------------
TOTAL INDONESIA.................................................              513,530,886
                                                                             ------------
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd.......................................           1            1
*   Liberty Properties, Ltd.....................................       2,467        2,589
                                                                             ------------
TOTAL ISRAEL....................................................                    2,590
                                                                             ------------
MALAYSIA -- (3.7%)
    A & M Realty Bhd............................................      14,600        3,570
*   Adventa Bhd.................................................      62,000       14,677
#   Affin Holdings Bhd..........................................  12,197,150    9,641,477
*   Ahmad Zaki Resources Bhd....................................     164,200       31,786
#   AirAsia Bhd.................................................  23,401,000   18,047,318
#*  Alam Maritim Resources Bhd..................................   7,004,400    1,231,214
    Alliance Financial Group Bhd................................  16,479,900   21,694,635
    Allianz Malaysia Bhd........................................      28,800       92,848
    AMMB Holdings Bhd...........................................  23,966,062   41,346,821
    Ann Joo Resources Bhd.......................................   2,973,600      917,556
    APM Automotive Holdings Bhd.................................     745,300    1,017,558
    Batu Kawan Bhd..............................................   2,084,450   10,546,873
    Benalec Holdings Bhd........................................   7,645,500    1,752,944
    Berjaya Assets Bhd..........................................     355,600       83,092
#   Berjaya Corp. Bhd...........................................  47,160,480    5,250,724

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    Berjaya Land Bhd............................................ 13,220,000 $ 2,898,255
#   BIMB Holdings Bhd...........................................  3,876,007   4,388,778
    BLD Plantation Bhd..........................................      6,600      14,531
#   Boustead Holdings Bhd.......................................  7,079,498   9,060,120
    Boustead Plantations Bhd....................................  1,491,900     586,094
*   Bumi Armada Bhd.............................................  3,590,500   1,187,748
    Cahya Mata Sarawak Bhd......................................  6,401,400   7,396,885
    Can-One Bhd.................................................    401,400     262,020
    CB Industrial Product Holding Bhd...........................  1,722,100     990,485
    Chin Teck Plantations Bhd...................................    309,100     784,094
#   Coastal Contracts Bhd.......................................  2,323,900   1,869,751
    Crescendo Corp. Bhd.........................................    259,800     173,039
    CSC Steel Holdings Bhd......................................  1,921,456     534,384
*   Datuk Keramik Holdings Bhd..................................    127,000          --
*   Daya Materials Bhd.......................................... 14,638,800     603,269
    DRB-Hicom Bhd............................................... 18,941,300   9,307,237
#   Eastern & Oriental Bhd...................................... 14,923,716   9,394,035
*   ECM Libra Financial Group Bhd...............................  2,242,050     611,420
    Engtex Group Bhd............................................    467,700     138,778
*   Evergreen Fibreboard Bhd....................................  1,288,026     307,711
    Eversendai Corp. Bhd........................................    586,700      97,645
    Faber Group Bhd.............................................  3,339,500   2,334,062
    FAR East Holdings Bhd.......................................    403,800     914,395
*   Fountain View Development Bhd...............................  2,573,200          --
#   Genting Bhd.................................................  9,520,400  23,139,760
#   Genting Malaysia Bhd........................................ 33,247,400  37,134,890
    George Kent Malaysia BHD....................................     84,533      28,333
*   Global Oriental Bhd.........................................  1,283,100     188,353
    Glomac Bhd..................................................  7,416,300   2,021,833
*   Goldis Bhd..................................................  3,227,495   1,975,216
    GuocoLand Malaysia Bhd......................................  2,804,100     992,792
#   HAP Seng Consolidated Bhd................................... 14,150,900  17,191,740
    Hap Seng Plantations Holdings Bhd...........................  3,806,300   2,669,660
    Hiap Teck Venture Bhd.......................................  1,476,900     239,591
#   Hong Leong Financial Group Bhd..............................  2,590,151  12,039,361
    Hong Leong Industries Bhd...................................  1,257,300   1,521,059
    Hua Yang Bhd................................................  1,663,233     982,562
*   Hume Industries Bhd.........................................  1,120,684   1,124,484
    Hwang Capital Malaysia Bhd..................................    534,400     284,007
#   IJM Corp. Bhd............................................... 23,603,059  44,882,778
    IJM Land Bhd................................................  7,250,300   7,123,360
    IJM Plantations Bhd.........................................    201,100     193,437
#   Insas Bhd...................................................  1,605,800     354,583
    Integrax Bhd................................................    974,800     763,851
*   Iris Corp. Bhd.............................................. 21,684,200   2,016,786
*   Iskandar Waterfront City Bhd................................  1,432,000     542,919
*   JAKS Resources Bhd..........................................  9,634,600   1,347,933
#   Jaya Tiasa Holdings Bhd.....................................  6,023,133   3,064,100
#   JCY International Bhd....................................... 10,030,900   1,928,065
*   K&N Kenanga Holdings Bhd....................................  2,020,487     357,493
*   Karambunai Corp. Bhd........................................ 12,936,600     229,682
    Keck Seng Malaysia Bhd......................................  2,515,500   3,637,352
    Kian JOO CAN Factory Bhd....................................  4,777,380   3,883,174

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
*   KIG Glass Industrial Bhd....................................    260,000 $        --
    Kim Loong Resources Bhd.....................................    522,800     397,054
    Kimlun Corp. Bhd............................................    815,300     291,310
    KLCCP Stapled Group.........................................  4,118,600   7,827,655
#*  KNM Group Bhd............................................... 26,826,925   4,382,157
*   Kretam Holdings Bhd.........................................  4,212,000     535,010
#   KSL Holdings Bhd............................................  6,013,732   3,317,748
*   KUB Malaysia Bhd............................................  5,684,400     662,007
#   Kulim Malaysia Bhd..........................................  8,563,900   7,168,197
    Kumpulan Fima Bhd...........................................  2,385,600   1,304,106
    Kumpulan Perangsang Selangor Bhd............................  4,262,300   1,760,074
    Kwantas Corp. Bhd...........................................    288,400     157,896
    Land & General BHD.......................................... 12,048,100   1,733,674
*   Landmarks Bhd...............................................  2,119,208     605,711
    LBS Bina Group Bhd..........................................  3,436,600   1,456,474
    Lion Industries Corp. Bhd...................................  5,795,181     780,198
    Magnum Bhd..................................................  4,990,200   3,833,167
#   Mah Sing Group Bhd..........................................  7,769,639   4,078,146
    Malayan Flour Mills Bhd.....................................  3,117,950   1,422,576
#   Malaysia Airports Holdings Bhd..............................  3,868,646   7,620,715
    Malaysia Marine and Heavy Engineering Holdings Bhd..........  1,775,400     766,927
    Malaysian Bulk Carriers Bhd.................................  4,604,925   1,796,694
    Malaysian Pacific Industries Bhd............................  1,352,975   2,148,852
    Malaysian Resources Corp. Bhd............................... 17,630,900   6,537,740
    Malton Bhd..................................................  4,335,500     993,861
#   MBM Resources Bhd...........................................  2,727,403   2,369,020
    Media Prima Bhd.............................................  4,226,600   2,174,801
    Mega First Corp. BHD........................................  1,381,900     897,307
    MISC Bhd.................................................... 11,521,104  24,603,378
    MK Land Holdings BHD........................................  9,948,400   1,160,053
    MKH Bhd.....................................................  2,893,470   2,175,546
    MMC Corp. Bhd............................................... 14,882,980   9,921,369
    MNRB Holdings Bhd...........................................  1,754,000   1,878,136
    Muda Holdings Bhd...........................................    148,500      64,585
#   Mudajaya Group Bhd..........................................  4,170,600   1,858,466
    Muhibbah Engineering M Bhd..................................  2,960,600   1,543,561
*   Mulpha International Bhd.................................... 24,881,500   2,429,910
    Naim Holdings Bhd...........................................  3,201,500   2,639,784
    NCB Holdings Bhd............................................  2,451,500   1,691,565
    Negri Sembilan Oil Palms Bhd................................    167,600     231,006
    Oriental Holdings Bhd.......................................  3,665,679   7,117,766
#   OSK Holdings Bhd............................................  7,111,471   3,786,754
    Pacific & Orient Bhd........................................    334,330     125,012
    Panasonic Manufacturing Malaysia Bhd........................    382,080   2,159,829
    Pantech Group Holdings Bhd..................................  3,565,100     710,393
*   Paracorp Bhd................................................    252,000          --
    Paramount Corp. Bhd.........................................  1,660,525     662,984
#*  Parkson Holdings Bhd........................................  5,986,867   4,087,462
#   Perdana Petroleum Bhd.......................................  1,669,480     522,188
    Pie Industrial Bhd..........................................    388,320     758,370
    PJ Development Holdings Bhd.................................  4,756,000   1,920,346
    Pos Malaysia Bhd............................................    589,717     761,518
#   PPB Group Bhd...............................................  8,317,466  33,262,743

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    Press Metal Bhd.............................................  6,219,362 $ 4,608,762
*   Prime Utilities Bhd.........................................     39,000          --
    Protasco Bhd................................................  3,429,400   1,460,491
    RCE Capital Bhd.............................................  3,918,000     339,204
#   RHB Capital Bhd............................................. 11,448,382  25,728,818
*   Rimbunan Sawit Bhd..........................................  6,486,500     998,984
    Salcon Bhd..................................................    794,800     141,685
    Sarawak Oil Palms Bhd.......................................    455,720     703,999
    Sarawak Plantation Bhd......................................     99,200      59,433
*   Scomi Group Bhd............................................. 25,227,900   1,626,518
*   Seal, Inc. BHD..............................................    931,000     180,047
    Selangor Dredging Bhd.......................................  1,352,800     398,690
    Selangor Properties Bhd.....................................     75,300     115,761
    Shangri-La Hotels Malaysia Bhd..............................    734,700   1,382,719
*   Shell Refining Co. Federation of Malaya Bhd.................    170,900     259,981
*   Shin Yang Shipping Corp. Bhd................................    101,800      11,869
    SHL Consolidated Bhd........................................    693,700     579,815
#   SP Setia Bhd Group..........................................  3,665,366   3,555,239
#   Star Publications Malaysia Bhd..............................  1,714,300   1,202,583
*   Subur Tiasa Holdings Bhd....................................     38,830      21,012
#   Sunway Bhd.................................................. 12,563,126  11,507,574
#   Supermax Corp. Bhd..........................................  8,524,500   5,275,571
    Suria Capital Holdings Bhd..................................    824,400     516,893
    Symphony Life Bhd...........................................  2,082,010     479,546
    Ta Ann Holdings Bhd.........................................  1,892,122   1,968,452
    TA Enterprise Bhd........................................... 20,749,900   4,248,685
    TA Global Bhd............................................... 15,532,980   1,385,848
    TAHPS Group Bhd.............................................     27,000      49,742
*   Talam Transform Bhd.........................................  3,183,850      69,293
    Taliworks Corp. Bhd.........................................    130,800      78,849
    TAN Chong Motor Holdings Bhd................................  4,711,900   4,330,496
*   Tanjung Offshore Bhd........................................  4,056,100     476,983
    TDM Bhd..................................................... 14,109,900   3,065,158
#   TH Plantations Bhd..........................................    900,500     395,361
#*  Time dotCom Bhd.............................................  5,476,280   8,152,709
    Tiong NAM Logistics Holdings................................    544,000     189,204
    Tropicana Corp. Bhd.........................................  7,288,100   2,104,224
#   UEM Sunrise Bhd.............................................  9,516,645   3,317,933
    Unisem M Bhd................................................  9,014,700   5,031,619
    United Malacca Bhd..........................................    960,500   1,676,248
    United Plantations Bhd......................................    393,300   2,653,918
    United U-Li Corp. BHD.......................................    249,800     133,248
#   UOA Development Bhd.........................................  5,659,000   3,274,699
    VS Industry Bhd.............................................  1,781,093   1,759,501
    Wah Seong Corp. Bhd.........................................  5,837,943   2,083,763
#   WCT Holdings Bhd............................................ 13,841,505   6,085,608
    Wing Tai Malaysia Bhd.......................................  1,952,900     914,538
    WTK Holdings Bhd............................................  6,575,950   2,060,014
#   YNH Property Bhd............................................  5,332,666   2,829,986
#   YTL Corp. Bhd............................................... 88,664,550  43,003,651

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MALAYSIA -- (Continued)
*   YTL Land & Development Bhd..................................  3,544,900 $    800,936
                                                                            ------------
TOTAL MALAYSIA..................................................             673,774,644
                                                                            ------------
MEXICO -- (5.9%)
#   Alfa S.A.B. de C.V. Class A................................. 43,462,954   79,331,960
#   Alpek S.A.B. de C.V.........................................  2,317,325    2,581,762
    Arca Continental S.A.B. de C.V..............................  2,661,434   15,784,481
#*  Axtel S.A.B. de C.V......................................... 12,529,535    2,842,017
*   Bio Pappel S.A.B. de C.V....................................    400,207      600,731
#*  Cemex S.A.B. de C.V. Sponsored ADR.......................... 16,199,152  144,010,461
*   Cia Minera Autlan S.A.B. de C.V. Series B...................  1,212,118    1,229,140
    Coca-Cola Femsa S.A.B. de C.V. Series L.....................    185,914    1,513,160
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR................     34,971    2,842,793
*   Consorcio ARA S.A.B. de C.V. Series *....................... 10,446,707    4,474,323
#   Controladora Comercial Mexicana S.A.B. de C.V...............  6,415,364   19,473,569
*   Corp. Actinver S.A.B. de C.V................................    105,133      112,641
#*  Corp. GEO S.A.B. de C.V. Series B...........................  9,461,653       94,617
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V.
      Class B...................................................  1,560,786    1,033,443
#*  Desarrolladora Homex S.A.B. de C.V..........................  3,011,482       90,344
*   Dine S.A.B. de C.V..........................................  1,027,267      507,140
    El Puerto de Liverpool S.A.B. de C.V. Series 1..............      8,486       88,107
*   Empaques Ponderosa S.A. de C.V..............................     90,000           --
#*  Empresas ICA S.A.B. de C.V..................................  2,228,245    2,318,998
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...................    791,670    3,269,597
    Fomento Economico Mexicano S.A.B. de C.V....................  2,517,554   21,076,610
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.....  2,578,915  215,494,137
    Gruma S.A.B. de C.V. Class B................................  2,710,579   29,023,512
    Gruma S.A.B. de C.V. Sponsored ADR..........................      5,603      240,313
#*  Grupo Aeromexico S.A.B. de C.V..............................  1,090,021    1,627,451
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........    728,438    3,355,592
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.....     27,297    1,011,354
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.........    603,252   40,061,965
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.....    895,614    5,921,765
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..........    271,607   35,556,072
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B......  1,203,482   15,784,687
#   Grupo Carso S.A.B. de C.V. Series A1........................  9,720,241   42,818,474
    Grupo Cementos de Chihuahua S.A.B. de C.V...................  2,786,917    6,972,173
#   Grupo Comercial Chedraui S.A. de C.V........................  1,804,871    5,009,015
    Grupo Elektra S.A.B. de C.V.................................    159,712    5,918,811
#*  Grupo Famsa S.A.B. de C.V. Class A..........................  2,957,704    1,819,276
#   Grupo Financiero Banorte S.A.B. de C.V...................... 23,817,280  121,283,097
    Grupo Financiero Inbursa S.A.B. de C.V...................... 17,926,156   46,341,676
    Grupo Financiero Interacciones S.A. de C.V..................    253,720    1,679,280
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B....  2,550,559    5,409,271
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B
      ADR.......................................................  1,699,969   17,985,672
    Grupo Gigante S.A.B. de C.V. Series *.......................    471,076    1,297,938
#   Grupo Herdez S.A.B. de C.V. Series *........................    169,421      389,941
    Grupo Industrial Maseca S.A.B. de C.V. Class B..............  2,756,800    3,823,601
#   Grupo Industrial Saltillo S.A.B. de C.V.....................  1,342,969    2,910,909
    Grupo KUO S.A.B. de C.V. Series B...........................  2,069,860    3,511,561
    Grupo Mexico S.A.B. de C.V. Series B........................ 20,672,654   54,503,705
*   Grupo Pochteca S.A.B. de C.V................................     67,810       58,312
*   Grupo Posadas S.A.B. de C.V.................................    355,600      604,943

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE++
                                                                 ----------- --------------
MEXICO -- (Continued)
*   Grupo Qumma S.A. de C.V. Series B...........................       5,301 $           --
#   Grupo Sanborns S.A.B. de C.V................................     645,857        988,423
*   Grupo Simec S.A.B. de C.V. Series B.........................   1,392,459      3,868,174
#*  Grupo Sports World S.A.B. de C.V............................     193,014        333,504
    Industrias Bachoco S.A.B. de C.V. ADR.......................      31,410      1,534,064
#   Industrias Bachoco S.A.B. de C.V. Series B..................   1,317,398      5,405,115
*   Industrias CH S.A.B. de C.V. Series B.......................   3,103,568     12,733,542
    Industrias Penoles S.A.B. de C.V............................      39,996        797,252
    Medica Sur S.A.B. de C.V. Series B..........................       1,000          3,740
#   Megacable Holdings S.A.B. de C.V............................     136,044        495,184
#*  Mexichem S.A.B. de C.V......................................   2,769,273      7,705,819
*   Minera Frisco S.A.B. de C.V.................................   7,355,007      9,705,596
*   OHL Mexico S.A.B. de C.V....................................   8,830,554     16,760,350
#   Organizacion Cultiba S.A.B. de C.V..........................     116,984        138,606
#   Organizacion Soriana S.A.B. de C.V. Class B.................  14,850,161     34,407,158
    Qualitas Controladora S.A.B. de C.V.........................   1,652,078      3,196,255
*   Rassini S.A.B. de C.V.......................................      10,800         40,622
*   Savia SA Class A............................................   3,457,285             --
    TV Azteca S.A.B. de C.V.....................................   9,459,537      3,786,465
#*  Urbi Desarrollos Urbanos S.A.B. de C.V......................   9,102,158          2,731
*   Vitro S.A.B. de C.V. Series A...............................   1,544,127      3,420,062
                                                                             --------------
TOTAL MEXICO....................................................              1,079,013,059
                                                                             --------------
PHILIPPINES -- (1.3%)
    A Soriano Corp..............................................  17,932,400      2,866,247
    Alliance Global Group, Inc..................................  19,508,506     11,025,666
    Alsons Consolidated Resources, Inc..........................  21,091,000        964,757
    Atlas Consolidated Mining & Development.....................   4,993,400      1,064,265
    BDO Unibank, Inc............................................  11,071,205     28,733,572
    Cebu Air, Inc...............................................   1,359,030      2,916,580
    Cebu Holdings, Inc..........................................   4,060,950        467,934
    Century Properties Group, Inc...............................  27,739,400        617,178
    China Banking Corp..........................................     446,716        475,681
    Cosco Capital, Inc..........................................   2,685,800        546,181
*   East West Banking Corp......................................      40,700         24,406
    EEI Corp....................................................     316,500         78,900
*   Empire East Land Holdings, Inc..............................  24,178,000        498,232
*   Export & Industry Bank, Inc. Class A........................      14,950             --
    Filinvest Development Corp..................................     142,800         14,523
    Filinvest Land, Inc......................................... 194,080,031      7,377,532
    First Philippine Holdings Corp..............................   4,524,200     10,123,202
*   Fwbc Holdings, Inc..........................................   5,471,786             --
    JG Summit Holdings, Inc.....................................   5,605,920      8,328,125
    Lopez Holdings Corp.........................................  33,596,500      5,659,953
    LT Group, Inc...............................................   7,615,500      2,350,184
    Megaworld Corp.............................................. 190,875,400     22,386,434
    Metropolitan Bank & Trust Co................................   8,206,052     17,677,635
*   Mondragon International Philippines, Inc....................   2,464,000             --
*   Pepsi-Cola Products Philippines, Inc........................     323,000         29,205
    Petron Corp.................................................   9,492,400      1,959,082
*   Philippine National Bank....................................   4,995,673      9,519,361
*   Philippine National Construction Corp.......................     398,900          8,314
    Philippine Savings Bank.....................................   1,232,313      2,808,114

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
PHILIPPINES -- (Continued)
*   Philippine Townships, Inc...................................    226,200 $         --
*   Philtown Properties, Inc....................................      6,701           --
    Phinma Corp.................................................  1,648,298      380,688
    Phoenix Petroleum Philippines, Inc..........................    507,600       41,638
    Rizal Commercial Banking Corp...............................  4,764,548    5,133,944
    Robinsons Land Corp......................................... 29,839,550   18,781,310
    San Miguel Corp.............................................  6,399,356   11,035,113
    San Miguel Pure Foods Co., Inc..............................     63,140      291,681
    Security Bank Corp..........................................  1,566,924    5,391,173
*   Top Frontier Investment Holdings, Inc.......................    628,532    1,636,829
    Trans-Asia Oil & Energy Development Corp.................... 26,631,000    1,407,238
    Union Bank of the Philippines...............................  4,413,459    7,180,197
    Universal Robina Corp.......................................  6,278,855   29,457,754
    Vista Land & Lifescapes, Inc................................ 70,625,668   11,013,265
                                                                            ------------
TOTAL PHILIPPINES...............................................             230,272,093
                                                                            ------------
POLAND -- (1.8%)
*   Agora SA....................................................    582,143    1,434,797
    Asseco Poland SA............................................  1,339,607   19,844,740
    Bank Millennium SA..........................................  4,840,198    9,770,385
    Ciech SA....................................................    533,502    7,133,688
    ComArch SA..................................................      2,787       79,775
    Dom Development SA..........................................     17,406      227,145
    Enea SA.....................................................  2,202,057    9,783,800
    Firma Oponiarska Debica SA..................................    102,634    2,483,763
*   Getin Holding SA............................................  3,221,895    1,701,585
#*  Getin Noble Bank SA.........................................  3,420,648    1,836,837
    Grupa Azoty SA..............................................    153,630    2,937,883
    Grupa Kety SA...............................................    112,990    8,377,891
#*  Grupa Lotos SA..............................................  1,856,905   12,210,354
*   Hawe SA.....................................................    952,876      482,143
*   Impexmetal SA...............................................  5,570,319    3,975,569
#*  Jastrzebska Spolka Weglowa SA...............................    252,276    1,441,136
*   Kernel Holding SA...........................................    260,360    2,186,644
    KGHM Polska Miedz SA........................................  1,889,466   53,565,544
#*  Kopex SA....................................................    555,501    1,618,261
*   LC Corp. SA.................................................  1,199,107      595,487
    Lentex SA...................................................     15,056       35,099
    Netia SA....................................................  4,418,815    7,129,136
#   Orbis SA....................................................    538,910    6,199,591
    Pelion SA...................................................     10,134      230,428
    PGE SA...................................................... 13,996,805   73,340,492
*   Polski Koncern Miesny Duda SA...............................     56,943      111,573
#   Polski Koncern Naftowy Orlen SA.............................  5,411,285   79,841,154
    Rawlplug SA.................................................     43,322       75,410
*   Sygnity SA..................................................    194,766      730,523
    Synthos SA..................................................  2,953,305    3,422,380
    Tauron Polska Energia SA.................................... 18,381,687   24,730,125

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
POLAND -- (Continued)
#*  Trakcja SA..................................................    624,451 $  1,556,287
                                                                            ------------
TOTAL POLAND....................................................             339,089,625
                                                                            ------------
RUSSIA -- (1.6%)
*   AFI Development P.L.C. GDR..................................     31,828        9,219
    Gazprom OAO Sponsored ADR................................... 67,242,144  269,915,883
    Lukoil OAO Sponsored ADR....................................    475,571   18,699,142
    Magnitogorsk Iron & Steel Works OJSC GDR....................  1,929,398    4,744,724
*   Mechel Sponsored ADR........................................    427,180      555,334
    RusHydro JSC ADR............................................  8,655,901    6,543,861
    VTB Bank OJSC GDR...........................................  1,387,172    2,661,966
                                                                            ------------
TOTAL RUSSIA....................................................             303,130,129
                                                                            ------------
SOUTH AFRICA -- (7.8%)
    Adcorp Holdings, Ltd........................................    652,674    1,853,369
    Aeci, Ltd...................................................  1,156,888   12,381,620
#   African Bank Investments, Ltd...............................  9,264,952      184,981
    African Oxygen, Ltd.........................................     45,466       54,524
    African Rainbow Minerals, Ltd...............................  1,995,186   20,064,412
    Allied Electronics Corp., Ltd...............................    563,821      852,595
*   Anglo American Platinum, Ltd................................    166,158    5,093,813
*   AngloGold Ashanti, Ltd......................................  1,306,671   15,848,478
*   AngloGold Ashanti, Ltd. Sponsored ADR.......................  4,786,464   59,256,424
#*  ArcelorMittal South Africa, Ltd.............................  2,437,523    5,175,155
    Astral Foods, Ltd...........................................        498        8,407
*   Aveng, Ltd..................................................  7,927,828   12,154,219
    Barclays Africa Group, Ltd..................................  6,116,376  103,980,992
    Barloworld, Ltd.............................................  4,235,000   31,955,198
*   Basil Read Holdings, Ltd....................................    314,332      122,116
*   Bell Equipment, Ltd.........................................     15,339       12,491
    Blue Label Telecoms, Ltd....................................  4,802,245    3,482,780
*   Brait SE....................................................  1,699,653   11,226,745
    Business Connexion Group, Ltd...............................  1,823,337      961,769
    Caxton and CTP Publishers and Printers, Ltd.................  3,246,716    4,260,394
    Clover Industries, Ltd......................................    813,343    1,324,593
*   Consolidated Infrastructure Group, Ltd......................     67,591      152,573
*   Corpgro, Ltd................................................    579,166           --
    Datacentrix Holdings, Ltd...................................    188,927       56,171
#   DataTec, Ltd................................................  3,200,263   16,109,753
    Distell Group, Ltd..........................................    155,945    1,922,509
    Distribution and Warehousing Network, Ltd...................    250,120      145,945
#   DRDGOLD, Ltd................................................  6,389,615    1,461,538
#   DRDGOLD, Ltd. Sponsored ADR.................................     13,664       31,700
*   Eqstra Holdings, Ltd........................................  2,414,077      657,447
*   Evraz Highveld Steel and Vanadium, Ltd......................    124,601       34,131
#   Exxaro Resources, Ltd.......................................  1,422,117   12,600,623
    Gold Fields, Ltd............................................  2,309,031   13,301,922
#   Gold Fields, Ltd. Sponsored ADR............................. 11,665,456   68,826,190
    Grindrod, Ltd...............................................  7,808,764   12,170,409
    Group Five, Ltd.............................................  1,511,640    3,421,185
*   Harmony Gold Mining Co., Ltd................................  1,648,314    4,956,895
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.................    463,646    1,437,303

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ---------- --------------
SOUTH AFRICA -- (Continued)
    Hudaco Industries, Ltd......................................     77,731 $      784,101
*   Hulamin, Ltd................................................  1,650,710      1,252,703
    Iliad Africa, Ltd...........................................    206,803        150,820
    Illovo Sugar, Ltd...........................................    588,224      1,215,312
*   Impala Platinum Holdings, Ltd...............................  6,066,140     39,357,820
    Imperial Holdings, Ltd......................................    378,957      6,675,668
    Investec, Ltd...............................................  4,359,544     36,516,277
*   JCI, Ltd.................................................... 10,677,339             --
#*  JD Group, Ltd...............................................  2,681,862      5,790,703
    KAP Industrial Holdings, Ltd................................    122,156         53,195
#   Lewis Group, Ltd............................................  1,877,963     14,635,139
    Liberty Holdings, Ltd.......................................  1,622,285     18,238,015
    Mediclinic International, Ltd...............................    163,701      1,618,677
    Merafe Resources, Ltd....................................... 21,718,286      1,723,732
    Metair Investments, Ltd.....................................    914,331      2,546,813
    MMI Holdings, Ltd........................................... 18,488,764     49,686,474
    Mondi, Ltd..................................................  1,809,963     32,523,465
    Mpact, Ltd..................................................  2,310,436      7,058,568
    Murray & Roberts Holdings, Ltd..............................  5,561,234      9,382,873
    Mustek, Ltd.................................................     48,438         30,655
    Nedbank Group, Ltd..........................................  3,692,418     80,945,442
*   Northam Platinum, Ltd.......................................  2,731,427      8,995,529
    Omnia Holdings, Ltd.........................................    380,133      5,572,068
    Peregrine Holdings, Ltd.....................................  1,700,309      3,538,379
    Petmin, Ltd.................................................  1,417,358        163,984
*   Pinnacle Holdings, Ltd......................................    212,221        197,471
#   PSG Group, Ltd..............................................    499,930      5,687,877
    Raubex Group, Ltd...........................................  1,386,887      2,424,368
    RCL Foods, Ltd..............................................     24,245         37,084
    Reunert, Ltd................................................     34,540        185,371
*   Royal Bafokeng Platinum, Ltd................................    383,469      1,766,480
    Sanlam, Ltd................................................. 17,786,335    106,606,667
*   Sappi, Ltd..................................................  9,066,938     37,226,915
#*  Sappi, Ltd. Sponsored ADR...................................    695,410      2,837,273
    Sasol, Ltd..................................................    211,463      7,638,035
#   Sasol, Ltd. Sponsored ADR...................................    697,548     25,865,080
    Sibanye Gold, Ltd...........................................  1,155,503      3,124,358
#   Sibanye Gold, Ltd. Sponsored ADR............................  2,975,376     33,145,689
    Standard Bank Group, Ltd.................................... 18,989,154    250,756,054
*   Stefanutti Stocks Holdings, Ltd.............................    526,548        230,837
#   Steinhoff International Holdings, Ltd....................... 27,506,758    140,585,434
*   Super Group, Ltd............................................  3,472,240     10,211,296
*   Telkom SA SOC, Ltd..........................................  4,862,960     29,060,750
    Times Media Group, Ltd......................................    253,556        448,407
    Tongaat Hulett, Ltd.........................................    804,784     11,038,267
    Trencor, Ltd................................................  1,299,859      7,844,892
    Value Group, Ltd............................................    305,870        122,732
    Wilson Bayly Holmes-Ovcon, Ltd..............................    137,703      1,426,877
    Zeder Investments, Ltd......................................  1,938,581      1,301,857
                                                                            --------------
TOTAL SOUTH AFRICA..............................................             1,435,767,852
                                                                            --------------
SOUTH KOREA -- (14.1%)
    Aekyung Petrochemical Co., Ltd..............................      2,970        183,061

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Agabang&Company.............................................    22,744 $   157,348
    AK Holdings, Inc............................................         1          52
#*  Amotech Co., Ltd............................................    28,966     460,385
#   Asia Cement Co., Ltd........................................     5,440     594,113
#   ASIA Holdings Co., Ltd......................................    30,848   4,020,824
    Asia Paper Manufacturing Co., Ltd...........................    62,536   1,369,342
    AtlasBX Co., Ltd............................................    10,504     410,326
#*  AUK Corp....................................................   617,090     971,163
*   BH Co., Ltd.................................................     4,307      34,685
    Bookook Securities Co., Ltd.................................    28,655     440,474
#   BS Financial Group, Inc..................................... 2,042,369  25,815,672
    BYC Co., Ltd................................................       810     194,432
#   Byucksan Corp...............................................    10,100      58,546
    CammSys Corp................................................    13,509      23,426
#*  Capro Corp..................................................    79,730     245,605
#*  Celltrion Pharm, Inc........................................    10,662     112,582
    Chemtronics Co., Ltd........................................     2,389      24,267
#*  China Great Star International, Ltd.........................   466,589   1,251,553
#*  China Ocean Resources Co., Ltd.............................. 1,088,323   4,765,345
    Chokwang Paint, Ltd.........................................     4,194      51,736
    Chosun Refractories Co., Ltd................................     9,716     967,103
    CJ Corp.....................................................    47,402   7,442,417
*   CJ E&M Corp.................................................     1,964      68,026
#*  CJ Korea Express Co., Ltd...................................    66,687  11,679,164
    CKD Bio Corp................................................    20,570     431,066
#*  Cosmochemical Co., Ltd......................................   115,498     512,058
#   Dae Dong Industrial Co., Ltd................................   145,130   1,370,563
    Dae Han Flour Mills Co., Ltd................................    14,630   2,215,302
#   Dae Won Kang Up Co., Ltd....................................   245,096   1,396,267
#*  Dae Young Packaging Co., Ltd................................ 1,121,470   1,014,381
#   Dae-Il Corp.................................................   128,871     549,597
#*  Daechang Co., Ltd...........................................   526,706     411,113
    Daeduck Electronics Co......................................   107,940     914,541
    Daeduck GDS Co., Ltd........................................   281,480   3,239,710
    Daegu Department Store......................................    71,060   1,012,965
#   Daehan Steel Co., Ltd.......................................   188,726     943,214
    Daekyo Co., Ltd.............................................   521,770   3,309,464
#   Daelim Industrial Co., Ltd..................................   355,955  17,759,962
#   Daesang Holdings Co., Ltd...................................    55,690     883,584
#   Daesung Holdings Co., Ltd...................................    42,463     372,392
#*  Daewoo Engineering & Construction Co., Ltd..................   994,082   6,139,456
*   Daewoo Securities Co., Ltd.................................. 2,049,224  18,785,438
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd........... 1,092,168  19,257,598
    Daewoong Co., Ltd...........................................     3,244     128,416
*   Dahaam E-Tec Co., Ltd.......................................     3,535      10,910
#   Daishin Securities Co., Ltd.................................   611,785   5,113,269
#   Daou Data Corp..............................................   138,807   1,408,953
#   Daou Technology, Inc........................................   396,164   5,275,511
#*  Dasan Networks, Inc.........................................   193,542   1,287,255
#   DGB Financial Group, Inc.................................... 1,686,932  16,177,899
    Dong Ah Tire & Rubber Co., Ltd..............................    87,245   1,503,752
#*  Dong Yang Gang Chul Co., Ltd................................   252,195     976,295
    Dong-Ah Geological Engineering Co., Ltd.....................    45,500     309,967

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
    Dong-Il Corp................................................    19,095 $  1,255,762
#   Dongbang Transport Logistics Co., Ltd.......................   244,640      459,719
#*  Dongbu HiTek Co., Ltd.......................................   334,072    1,527,668
*   Dongbu Securities Co., Ltd..................................   408,521    1,490,555
#*  Dongbu Steel Co., Ltd.......................................   334,901      484,822
#   Dongil Industries Co., Ltd..................................    18,961    1,144,276
#*  Dongkook Industrial Co., Ltd................................   298,412      703,809
    Dongkuk Industries Co., Ltd.................................    39,123      126,117
#   Dongkuk Steel Mill Co., Ltd.................................   991,515    5,046,104
#   Dongkuk Structure & Construction Co., Ltd...................   172,769      508,588
#   Dongwha Pharm Co., Ltd......................................   298,830    1,625,804
    Dongwon F&B Co., Ltd........................................     4,988    1,494,357
*   Dongwoo Co., Ltd............................................    19,336       64,943
    Dongyang E&P, Inc...........................................    29,698      351,386
#   Doosan Corp.................................................   123,828   11,713,500
#*  Doosan Engine Co., Ltd......................................   112,890      807,884
#*  Doosan Engineering & Construction Co., Ltd..................    36,428      301,542
#   Doosan Heavy Industries & Construction Co., Ltd.............   504,593   10,705,873
#*  Doosan Infracore Co., Ltd................................... 1,383,405   12,808,521
#   DRB Holding Co., Ltd........................................   231,017    2,535,145
    DY Corp.....................................................   144,520      878,523
*   DY POWER Corp...............................................    77,375      767,664
#   e-LITECOM Co., Ltd..........................................    64,046      874,477
    E-Mart Co., Ltd.............................................    70,927   13,457,736
#   Eagon Industries Co., Ltd...................................    18,903      268,887
    ENF Technology Co., Ltd.....................................     2,393       17,932
#   Eugene Corp.................................................   552,081    1,796,319
#*  Eugene Investment & Securities Co., Ltd..................... 1,182,833    2,243,825
*   Eusu Holdings Co., Ltd......................................    65,810      661,951
    EVERDIGM Corp...............................................    19,016      121,163
#*  Flexcom, Inc................................................    29,124      131,400
    Fursys, Inc.................................................    29,072      816,739
#   Gaon Cable Co., Ltd.........................................    24,715      563,582
    Global & Yuasa Battery Co., Ltd.............................    47,621    1,762,503
    Global Display Co., Ltd.....................................    29,236      169,551
#*  GNCO Co., Ltd...............................................   357,625      380,901
    Green Cross Holdings Corp...................................    11,115      221,868
#*  GS Engineering & Construction Corp..........................   659,307   14,985,995
#   GS Global Corp..............................................    51,757      369,238
#   GS Holdings Corp............................................   684,329   25,897,518
#   GS retail Co., Ltd..........................................     3,605       85,710
#   Gwangju Shinsegae Co., Ltd..................................     5,985    1,709,889
#*  Halla Corp..................................................    81,250      460,518
#   Halla Holdings Corp.........................................    19,806    1,140,404
    Han Kuk Carbon Co., Ltd.....................................    19,931      102,326
#   Hana Financial Group, Inc................................... 3,613,816  105,634,479
    Handok, Inc.................................................    12,706      245,125
#   Handsome Co., Ltd...........................................   214,790    6,025,312
    Hanil Cement Co., Ltd.......................................    52,145    7,850,622
#*  Hanjin Heavy Industries & Construction Co., Ltd.............   571,915    2,027,996
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd....   203,068    1,268,297
#*  Hanjin Kal Corp.............................................   138,504    4,101,995
#*  Hanjin Shipping Co., Ltd....................................   161,920      878,806

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#   Hanjin Transportation Co., Ltd..............................   140,220 $  8,119,125
*   Hankuk Glass Industries, Inc................................    17,640      400,806
    Hankuk Paper Manufacturing Co., Ltd.........................    33,223      934,889
#   Hansol Holdings Co., Ltd....................................   401,896    2,898,661
#*  Hansol HomeDeco Co., Ltd....................................   321,490      429,274
*   Hansol Paper Co., Ltd.......................................   245,348    4,386,014
#   Hanwha Chemical Corp........................................ 1,184,522   13,253,052
    Hanwha Corp.................................................   719,592   17,952,764
#   Hanwha Galleria Timeworld Co., Ltd..........................    11,463      696,955
*   Hanwha General Insurance Co., Ltd...........................    24,840       95,110
*   Hanwha Investment & Securities Co., Ltd.....................   633,215    2,294,682
#   Hanwha Life Insurance Co., Ltd.............................. 2,085,852   14,796,381
    Hanyang Eng Co., Ltd........................................    35,004      238,948
    Hanyang Securities Co., Ltd.................................    92,428      624,672
#   Heung-A Shipping Co., Ltd................................... 1,020,674    2,600,463
#   Hitejinro Holdings Co., Ltd.................................   116,051    1,222,202
*   HMC Investment Securities Co., Ltd..........................   259,785    2,426,573
#   HS R&A Co., Ltd.............................................    46,106    1,260,240
    Humax Co., Ltd..............................................   182,163    2,719,349
#   Husteel Co., Ltd............................................    59,490      948,778
#   Huvis Corp..................................................    21,080      219,860
    Hwa Shin Co., Ltd...........................................    70,028      443,893
#   Hwacheon Machine Tool Co., Ltd..............................    14,227      844,530
    HwaSung Industrial Co., Ltd.................................    22,931      285,171
#   Hyosung Corp................................................   392,954   25,930,742
#*  Hyundai BNG Steel Co., Ltd..................................   140,250    1,874,742
    Hyundai Department Store Co., Ltd...........................    39,455    4,277,725
    Hyundai Development Co......................................   648,686   25,375,494
    Hyundai Engineering & Construction Co., Ltd.................   161,520    6,392,079
#   Hyundai Heavy Industries Co., Ltd...........................   400,311   41,020,614
    Hyundai Hy Communications & Networks Co., Ltd...............   235,366      932,465
#   Hyundai Mipo Dockyard Co., Ltd..............................    77,140    5,413,598
    Hyundai Motor Co............................................   810,052  124,491,972
#*  Hyundai Securities Co., Ltd................................. 1,423,193    9,695,623
#   Hyundai Steel Co............................................ 1,080,925   64,851,628
#*  Hyunjin Materials Co., Ltd..................................    45,603      145,061
#   Il Dong Pharmaceutical Co., Ltd.............................   133,130    2,037,191
#   Iljin Electric Co., Ltd.....................................   285,940    2,338,840
#   Ilshin Spinning Co., Ltd....................................    16,453    2,525,086
#   Ilsung Pharmaceuticals Co., Ltd.............................     9,407      963,623
    Industrial Bank of Korea.................................... 2,385,570   28,024,020
*   InnoWireless, Inc...........................................     1,805       21,865
    Intelligent Digital Integrated Securities Co., Ltd..........     3,114       38,284
#*  Interflex Co., Ltd..........................................    59,269    1,024,200
    Intergis Co., Ltd...........................................    24,590      165,325
    INTOPS Co., Ltd.............................................    76,807    1,290,601
    Inzi Controls Co., Ltd......................................    89,540      413,402
#   INZI Display Co., Ltd.......................................   244,705      406,779
#*  IS Dongseo Co., Ltd.........................................    76,265    4,074,476
#   ISU Chemical Co., Ltd.......................................    92,524      732,407
#   IsuPetasys Co., Ltd.........................................    71,858      367,084
    Jahwa Electronics Co., Ltd..................................    31,585      429,569
#   JB Financial Group Co., Ltd................................. 1,152,400    6,120,093

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#   Jeil Pharmaceutical Co......................................    47,381 $    916,063
#   JW Pharmaceutical Corp......................................    87,616    1,124,736
#   KB Capital Co., Ltd.........................................    93,191    1,755,663
#   KB Financial Group, Inc..................................... 2,136,879   71,784,656
*   KB Financial Group, Inc. ADR................................ 3,107,140  104,865,975
#   KC Tech Co., Ltd............................................   277,116    1,943,910
#   KCC Corp....................................................    52,120   26,223,666
#*  Keangnam Enterprises, Ltd...................................   131,000      536,994
*   KEC Corp....................................................    44,448       49,996
#   Keyang Electric Machinery Co., Ltd..........................   393,920    1,473,341
#   KG Chemical Corp............................................    57,540      882,376
    Kia Motors Corp.............................................   286,336   11,966,574
#   KISCO Corp..................................................    54,884    1,596,866
#   KISCO Holdings Co., Ltd.....................................    11,673      502,260
#   Kishin Corp.................................................   109,475      711,099
#   KISWIRE, Ltd................................................    89,682    3,313,228
#   Kolon Corp..................................................    87,886    1,814,512
#*  Kolon Global Corp...........................................    21,575      158,277
#   Kolon Industries, Inc.......................................   225,549    9,567,010
#   Kook Soon Dang Brewery Co., Ltd.............................   117,957      644,794
    Korea Airport Service Co., Ltd..............................       238        8,937
*   Korea Alcohol Industrial Co., Ltd...........................    28,767      123,767
#   Korea Cast Iron Pipe Industries Co., Ltd....................     7,358       36,470
#   Korea Circuit Co., Ltd......................................   146,339    1,689,432
    Korea Electric Terminal Co., Ltd............................    80,522    4,753,270
#   Korea Export Packaging Industrial Co., Ltd..................     5,290      110,812
#   Korea Flange Co., Ltd.......................................    66,724      985,716
    Korea Investment Holdings Co., Ltd..........................   519,442   24,479,173
    Korea Petrochemical Ind Co., Ltd............................    45,171    3,372,627
#   Korean Reinsurance Co.......................................   655,050    6,091,984
    Kortek Corp.................................................     3,923       41,785
    KPF.........................................................     3,109       10,967
    KPX Chemical Co., Ltd.......................................    12,852      654,095
#*  KTB Investment & Securities Co., Ltd........................   630,604    1,069,608
#   Kukdo Chemical Co., Ltd.....................................    53,490    2,274,889
#   Kumho Electric Co., Ltd.....................................    44,161      896,794
#   Kunsul Chemical Industrial Co., Ltd.........................    34,025    1,697,049
#*  Kwangju Bank................................................   287,166    2,338,871
#*  Kyeryong Construction Industrial Co., Ltd...................    38,242      368,876
*   Kyobo Securities Co., Ltd...................................   211,890    1,886,717
#*  Kyongnam Bank...............................................   438,847    4,352,079
#   Kyung-In Synthetic Corp.....................................    27,261      116,819
    Kyungbang, Ltd..............................................    10,940    1,670,069
*   LB Semicon, Inc.............................................    66,800      100,628
#   LF Corp.....................................................    85,555    2,451,591
    LG Corp..................................................... 1,052,153   59,212,770
#   LG Display Co., Ltd......................................... 1,420,066   46,660,687
#*  LG Display Co., Ltd. ADR.................................... 3,996,524   64,703,724
#   LG Electronics, Inc......................................... 1,776,548   98,422,038
#   LG International Corp.......................................   237,695    7,941,271
    LG Uplus Corp............................................... 1,971,692   21,737,090
    LIG Insurance Co., Ltd......................................    66,444    1,392,731
#   Lotte Chemical Corp.........................................   162,183   25,589,054

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#   Lotte Chilsung Beverage Co., Ltd............................     9,828 $ 14,892,361
#   Lotte Confectionery Co., Ltd................................     9,240   15,746,344
#   LOTTE Himart Co., Ltd.......................................     7,683      378,407
*   Lotte Non-Life Insurance Co., Ltd...........................    82,563      201,875
#   Lotte Shopping Co., Ltd.....................................   157,401   34,063,705
#   LS Corp.....................................................    44,493    1,950,282
    MegaStudy Co., Ltd..........................................     6,751      367,159
*   Melfas, Inc.................................................   118,811      562,890
#   Meritz Financial Group, Inc.................................    77,813      688,899
    Meritz Securities Co., Ltd.................................. 1,650,862    5,778,994
    Mi Chang Oil Industrial Co., Ltd............................     4,691      304,130
    Mirae Asset Securities Co., Ltd.............................   411,153   17,302,416
#   MK Electron Co., Ltd........................................   127,552      676,127
*   MNTech Co., Ltd.............................................    41,254      213,839
    Moorim P&P Co., Ltd.........................................   406,838    1,451,783
#   Moorim Paper Co., Ltd.......................................   210,130      431,569
#   Motonic Corp................................................    75,294      939,983
#   Namyang Dairy Products Co., Ltd.............................     2,910    1,920,833
#*  NEOWIZ HOLDINGS Corp........................................    69,796      926,781
#*  NEPES Corp..................................................    18,806      162,037
    Nexen Corp..................................................    17,164    1,382,473
#*  NK Co., Ltd.................................................   217,496      845,695
#   Nong Shim Holdings Co., Ltd.................................    25,921    2,546,222
#   NongShim Co., Ltd...........................................    38,707    8,175,292
    NOROO Paint & Coatings Co., Ltd.............................    11,400      102,485
#   NPC.........................................................   134,561      687,601
#*  OCI Co., Ltd................................................    74,131    5,255,686
#*  OPTRON-TEC, Inc.............................................     7,768       45,157
#*  Osung LST Co., Ltd..........................................    36,975       22,384
#*  Paik Kwang Industrial Co., Ltd..............................   128,617      277,082
#*  Pan Ocean Co., Ltd..........................................    47,845      112,672
    Pang Rim Co., Ltd...........................................     2,452       50,395
#*  PaperCorea, Inc.............................................   261,826      173,644
    Poongsan Corp...............................................   397,200    8,212,308
#   Poongsan Holdings Corp......................................    55,898    1,979,543
    POSCO.......................................................   644,929  149,813,880
    POSCO ADR................................................... 1,589,142   92,535,739
*   POSCO Coated & Color Steel Co., Ltd.........................     3,820       47,470
*   Power Logics Co., Ltd.......................................     8,791       33,543
#   Pyeong Hwa Automotive Co., Ltd..............................    33,801      521,111
#   RFTech Co., Ltd.............................................     9,316       75,934
*   S&C Engine Group, Ltd.......................................    39,610       85,385
#   S&T Dynamics Co., Ltd.......................................   380,544    3,485,070
    S&T Holdings Co., Ltd.......................................    90,519    1,625,038
    S&T Motiv Co., Ltd..........................................   124,000    5,005,970
#   S-Energy Co., Ltd...........................................    31,635      225,406
#   S-MAC Co., Ltd..............................................   102,613      428,709
#   S-Oil Corp..................................................    36,698    2,018,650
*   Sajo Industries Co., Ltd....................................    28,966    1,182,220
    Sam Young Electronics Co., Ltd..............................   159,570    1,746,656
#   SAMHWA Paints Industrial Co., Ltd...........................     2,030       27,625
#   Samick Musical Instruments Co., Ltd.........................   732,490    2,882,490
#   Samsung C&T Corp............................................ 1,386,322   70,245,194

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#   Samsung Electro-Mechanics Co., Ltd..........................    67,855 $  4,129,728
#   Samsung Fine Chemicals Co., Ltd.............................     5,006      155,757
#   Samsung Heavy Industries Co., Ltd...........................   276,672    4,479,204
#   Samsung SDI Co., Ltd........................................   422,727   49,328,326
    Samsung Securities Co., Ltd.................................    86,604    3,736,687
#   Samsung Techwin Co., Ltd....................................    65,754    1,370,849
#   Samyang Genex Co., Ltd......................................    11,337    1,109,356
    Samyang Holdings Corp.......................................    86,744    7,460,263
    Samyang Tongsang Co., Ltd...................................     4,599      448,587
#*  Samyoung Chemical Co., Ltd..................................   258,455      355,592
    Savezone I&C Corp...........................................    40,137      224,561
#   SBS Media Holdings Co., Ltd.................................   159,380      651,321
    Seah Besteel Corp...........................................   210,316    6,117,034
    SeAH Holdings Corp..........................................    13,089    1,751,718
#   SeAH Steel Corp.............................................    44,576    3,110,642
#   Sebang Co., Ltd.............................................   138,126    2,411,834
    Sejong Industrial Co., Ltd..................................   146,295    1,802,866
#   Sempio Foods Co.............................................     3,110       93,982
#*  Seohee Construction Co., Ltd................................ 2,008,971    1,426,219
#*  Seowon Co., Ltd.............................................    86,070       92,208
    Sewon Precision Industry Co., Ltd...........................     2,175       51,724
#*  SG Corp..................................................... 1,865,628    1,126,967
#   Shin Poong Pharmaceutical Co., Ltd..........................   141,786      536,913
    Shinhan Financial Group Co., Ltd............................ 4,549,232  185,737,892
*   Shinhan Financial Group Co., Ltd. ADR....................... 1,583,811   63,114,868
    Shinsegae Co., Ltd..........................................    75,077   11,008,981
    Shinsegae Information & Communication Co., Ltd..............     6,307      608,307
#*  Shinsung Solar Energy Co., Ltd..............................   765,627      890,821
#*  Shinsung Tongsang Co., Ltd.................................. 1,244,597    1,626,273
*   Shinwha Intertek Corp.......................................    28,924       79,515
*   Shinwon Corp................................................    82,700      139,513
    Shinyoung Securities Co., Ltd...............................    35,820    1,836,796
#*  Signetics Corp..............................................   483,773      754,494
    Silla Co., Ltd..............................................    64,953    1,273,734
#*  Simm Tech Co., Ltd..........................................    10,189       97,860
    SIMPAC, Inc.................................................    11,538       59,393
#   Sindoh Co., Ltd.............................................    43,098    2,817,525
    SJM Co., Ltd................................................    11,075       68,959
*   SK Broadband Co., Ltd.......................................    86,418      334,461
#   SK Chemicals Co., Ltd.......................................   197,961   11,008,809
#   SK Gas, Ltd.................................................    54,727    4,298,632
    SK Holdings Co., Ltd........................................   494,231   77,056,048
#   SK Innovation Co., Ltd......................................   690,901   58,670,895
*   SK Networks Co., Ltd........................................ 1,531,162   13,115,986
#*  SK Securities Co., Ltd...................................... 2,774,700    2,367,976
    SKC Co., Ltd................................................   153,098    4,204,305
    SL Corp.....................................................   165,623    2,672,145
*   Solborn, Inc................................................     5,346       22,284
#   Songwon Industrial Co., Ltd.................................   230,947    1,823,276
*   Ssangyong Cement Industrial Co., Ltd........................   289,296    3,957,805
#*  STS Semiconductor & Telecommunications......................   217,222      823,508
#*  STX Engine Co., Ltd.........................................   293,680      176,736
    Sun Kwang Co., Ltd..........................................    20,098      355,884

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ---------- --------------
SOUTH KOREA -- (Continued)
    Sunchang Corp...............................................      2,276 $       17,017
#   Sung Kwang Bend Co., Ltd....................................     66,824        805,556
#*  Sungchang Enterprise Holdings, Ltd..........................     20,048        387,577
#*  Sungshin Cement Co., Ltd....................................    237,806      2,937,214
    Sungwoo Hitech Co., Ltd.....................................    325,347      3,588,672
#*  Synopex, Inc................................................    130,699        224,044
#   Tae Kyung Industrial Co., Ltd...............................    120,772        638,863
    Taekwang Industrial Co., Ltd................................      4,937      5,080,354
#*  Taewoong Co., Ltd...........................................     59,912        817,192
*   Taeyoung Engineering & Construction Co., Ltd................    574,534      2,543,601
#   Tailim Packaging Industrial Co., Ltd........................    424,907        887,344
#*  TK Chemical Corp............................................    554,448        914,615
*   Tong Kook Corp..............................................        607             --
#   Tong Yang Moolsan Co., Ltd..................................     72,180        517,026
    Tongyang Life Insurance.....................................    413,534      4,150,565
*   Top Engineering Co., Ltd....................................     49,113        196,053
#   TS Corp.....................................................     78,247      1,785,972
#   Ubiquoss, Inc...............................................     30,085        265,903
    Uju Electronics Co., Ltd....................................     38,144        533,826
#   Unid Co., Ltd...............................................     49,107      2,628,623
#   WillBes & Co. (The).........................................    688,308        856,168
    Wiscom Co., Ltd.............................................     32,980        162,982
#*  Woongjin Energy Co., Ltd....................................    592,024        851,040
*   Woongjin Thinkbig Co., Ltd..................................    201,877      1,388,028
#   Wooree ETI Co., Ltd.........................................     74,334        133,114
*   Woori Bank..................................................  3,784,490     30,453,102
*   Woori Bank Sponsored ADR....................................      7,135        168,743
    Woori Investment & Securities Co., Ltd......................  1,679,074     16,907,856
#   WooSung Feed Co., Ltd.......................................    284,940        819,536
    YESCO Co., Ltd..............................................     30,550        939,489
#   Yoosung Enterprise Co., Ltd.................................    153,585        712,425
#   Youlchon Chemical Co., Ltd..................................    159,540      1,571,794
#   Young Poong Corp............................................      4,609      5,972,805
*   Young Poong Mining & Construction Corp......................     18,030             --
#   Young Poong Precision Corp..................................    122,224      1,094,567
    Youngone Holdings Co., Ltd..................................      1,686        138,137
#*  Yuanta Securities Korea.....................................    298,286      1,078,661
    YuHwa Securities Co., Ltd...................................     28,274        386,753
*   Zinus, Inc..................................................      1,866          8,531
                                                                            --------------
TOTAL SOUTH KOREA...............................................             2,594,024,447
                                                                            --------------
SPAIN -- (0.3%)
    Banco Santander SA..........................................  2,152,421     14,639,590
#   Banco Santander SA Sponsored ADR............................  7,154,631     47,864,480
                                                                            --------------
TOTAL SPAIN.....................................................                62,504,070
                                                                            --------------
TAIWAN -- (15.4%)
    Ability Enterprise Co., Ltd.................................  3,942,000      2,340,092
#   Accton Technology Corp......................................  8,825,156      4,349,318
#*  Acer, Inc................................................... 42,657,109     27,675,259
    ACES Electronic Co., Ltd....................................  1,261,000      1,658,878
#   ACHEM Technology Corp.......................................  3,422,318      2,030,579

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Acter Co., Ltd..............................................      4,000 $    10,114
*   Action Electronics Co., Ltd.................................  2,355,084     503,714
#*  Advanced Connectek, Inc.....................................  1,938,000     748,255
    Advanced International Multitech Co., Ltd...................    256,000     199,825
#*  Advanced Wireless Semiconductor Co..........................    145,000     215,420
#*  AGV Products Corp...........................................  7,525,701   1,895,040
#   AimCore Technology Co., Ltd.................................    841,797     730,019
#   Alcor Micro Corp............................................    542,000     457,983
#   Allis Electric Co., Ltd.....................................  1,250,000     368,879
#   Alpha Networks, Inc.........................................  5,949,237   3,294,664
#   Altek Corp..................................................  4,392,365   5,175,921
    Ambassador Hotel (The)......................................  1,179,000   1,051,006
#   AMPOC Far-East Co., Ltd.....................................  1,772,000   1,629,648
#   AmTRAN Technology Co., Ltd.................................. 12,827,956   7,282,664
    APCB, Inc...................................................  2,454,000   1,850,420
    Apex Science & Engineering..................................    203,400      77,699
#   Arcadyan Technology Corp....................................  1,627,675   2,198,502
    Ardentec Corp...............................................  4,910,080   4,170,044
*   Arima Communications Corp...................................     86,000      35,010
#   Asia Cement Corp............................................ 25,106,589  30,268,986
#*  Asia Optical Co., Inc.......................................  4,215,290   5,671,694
#   Asia Plastic Recycling Holding, Ltd.........................    563,000     659,861
#   Asia Polymer Corp...........................................  4,756,478   3,508,867
#   Asia Vital Components Co., Ltd..............................  5,003,984   3,800,815
    Asustek Computer, Inc.......................................    730,000   7,629,676
#   AU Optronics Corp........................................... 57,378,812  31,196,252
#   AU Optronics Corp. Sponsored ADR............................  9,342,184  52,316,230
    Audix Corp..................................................  1,451,332   2,021,186
    Avermedia Technologies......................................  2,557,000     884,988
#*  Avision, Inc................................................  1,540,555     456,072
#   AVY Precision Technology, Inc...............................    352,000     821,027
    Bank of Kaohsiung Co., Ltd..................................  6,258,211   1,788,143
#   BES Engineering Corp........................................ 25,179,443   6,025,642
    Biostar Microtech International Corp........................  2,636,055     951,366
    Bright Led Electronics Corp.................................  1,832,000     847,865
#   C Sun Manufacturing, Ltd....................................  2,535,837   1,826,102
    Cameo Communications, Inc...................................  2,551,197     591,699
    Capital Securities Corp..................................... 27,539,447   8,980,338
#   Career Technology MFG. Co., Ltd.............................  1,872,000   1,976,515
    Carnival Industrial Corp....................................  5,119,000   1,278,365
#   Cathay Chemical Works.......................................    959,000     519,034
#   Cathay Real Estate Development Co., Ltd..................... 14,314,421   7,610,666
    Celxpert Energy Corp........................................    262,000     198,524
#   Central Reinsurance Co., Ltd................................  2,562,016   1,343,297
#   ChainQui Construction Development Co., Ltd..................  1,382,173   1,014,164
    Champion Building Materials Co., Ltd........................  6,381,828   1,910,346
#   Chang Hwa Commercial Bank, Ltd.............................. 80,745,745  45,561,562
#   Chang Wah Electromaterials, Inc.............................     23,000      53,451
#   Channel Well Technology Co., Ltd............................  2,024,000   1,292,356
#   Charoen Pokphand Enterprise.................................  3,207,750   2,781,201
#   Chen Full International Co., Ltd............................    827,000     913,658
#   Cheng Loong Corp............................................ 13,917,659   5,644,855
#   Cheng Uei Precision Industry Co., Ltd.......................  6,647,635  11,726,425

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
#   Chia Chang Co., Ltd.........................................   1,589,000 $ 1,557,685
#   Chia Hsin Cement Corp.......................................   7,374,191   3,246,044
#   Chien Kuo Construction Co., Ltd.............................   4,979,247   1,801,567
    Chilisin Electronics Corp...................................   1,515,452   2,030,052
    Chimei Materials Technology Corp............................     172,000     173,697
#   Chin-Poon Industrial Co., Ltd...............................   6,084,815  10,308,528
*   China Airlines, Ltd.........................................  46,539,353  23,548,642
#   China Chemical & Pharmaceutical Co., Ltd....................   4,286,264   2,769,078
    China Development Financial Holding Corp.................... 181,811,734  59,704,848
*   China Electric Manufacturing Corp...........................   4,016,200   1,356,197
#   China General Plastics Corp.................................   6,832,030   3,245,935
#   China Glaze Co., Ltd........................................   2,312,363   1,037,906
    China Life Insurance Co., Ltd...............................  17,601,958  14,753,742
#*  China Man-Made Fiber Corp...................................  13,834,813   5,005,940
    China Metal Products........................................   4,051,969   4,100,791
    China Motor Corp............................................  11,464,749   9,838,254
#*  China Petrochemical Development Corp........................  30,268,397  11,312,728
#   China Steel Corp............................................  10,710,320   9,073,683
    China Steel Structure Co., Ltd..............................   1,435,219   1,249,342
#   China Synthetic Rubber Corp.................................   8,076,711   8,227,527
*   China United Trust & Investment Corp........................     493,999          --
#*  China Wire & Cable Co., Ltd.................................   2,900,000   1,072,576
#   Chinese Maritime Transport, Ltd.............................   1,551,000   1,653,307
#   Chipbond Technology Corp....................................     642,000   1,312,273
#   Chun YU Works & Co., Ltd....................................   3,273,000   1,502,304
#   Chun Yuan Steel.............................................   6,454,287   2,355,058
    Chung Hsin Electric & Machinery Manufacturing Corp..........   5,843,250   3,738,729
*   Chung Hung Steel Corp.......................................  13,465,046   3,085,742
#*  Chung Hwa Pulp Corp.........................................   6,701,011   1,863,322
*   Chung Shing Textile Co., Ltd................................         600          --
*   Chunghwa Picture Tubes, Ltd.................................  55,899,412   2,823,829
#   Clevo Co....................................................     307,000     464,549
#*  CMC Magnetics Corp..........................................  52,168,830   7,329,612
*   CoAsia Microelectronics Corp................................     428,350     218,728
#   Collins Co., Ltd............................................   2,467,224   1,109,568
#   Compal Electronics, Inc.....................................  71,122,332  51,863,332
#   Compeq Manufacturing Co., Ltd...............................  20,781,000  11,847,107
*   Compex International Co., Ltd...............................      46,400          --
#*  Concord Securities Corp.....................................   1,603,000     410,549
#   Continental Holdings Corp...................................   7,782,540   2,809,267
#   Coretronic Corp.............................................   8,152,250  11,503,847
#   Coxon Precise Industrial Co., Ltd...........................   2,028,000   4,239,580
#   Creative Sensor, Inc........................................     359,000     276,910
*   Crystalwise Technology, Inc.................................      16,000      12,332
#   CSBC Corp. Taiwan...........................................   6,245,654   3,274,097
#   CTBC Financial Holding Co., Ltd.............................  93,669,136  59,419,454
#   D-Link Corp.................................................  11,514,717   6,453,801
#   DA CIN Construction Co., Ltd................................   2,422,579   1,533,227
#   Darfon Electronics Corp.....................................   6,128,950   3,443,516
#*  Darwin Precisions Corp......................................   6,186,635   2,909,637
*   Delpha Construction Co., Ltd................................   3,277,016   1,650,487
*   Der Pao Construction Co., Ltd...............................   1,139,000          --
#   DFI, Inc....................................................     404,280     464,600

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
TAIWAN -- (Continued)
*   Dynamic Electronics Co., Ltd................................   4,558,324 $  2,074,291
#*  E Ink Holdings, Inc.........................................   7,644,000    3,432,344
#*  E-Ton Solar Tech Co., Ltd...................................   3,730,443    1,858,238
    E.Sun Financial Holding Co., Ltd............................  85,388,657   52,528,614
*   Eastern Media International Corp............................           1           --
#   Edimax Technology Co., Ltd..................................   3,295,902    1,314,690
#   Edison Opto Corp............................................   1,325,000    1,046,606
#   Edom Technology Co., Ltd....................................     243,580      208,863
#   Elite Material Co., Ltd.....................................   4,332,905    5,837,532
    Elitegroup Computer Systems Co., Ltd........................   6,358,395    5,485,336
*   Emerging Display Technologies Corp..........................      45,000       11,978
#   ENG Electric Co., Ltd.......................................   1,185,000      727,873
#   EnTie Commercial Bank Co., Ltd..............................   2,271,232    1,062,246
*   Entire Technology Co., Ltd..................................      31,000       21,883
*   Episil Holdings, Inc........................................   2,006,500      967,731
#   Epistar Corp................................................  16,021,869   28,384,051
#   Eternal Materials Co., Ltd..................................   1,678,900    1,649,395
#*  Etron Technology, Inc.......................................     768,000      466,515
*   Eva Airways Corp............................................   7,531,999    5,809,418
*   Ever Fortune Industrial Co., Ltd............................     409,000           --
#   Everest Textile Co., Ltd....................................   3,936,002    1,881,038
    Evergreen International Storage & Transport Corp............   9,778,000    5,684,323
*   Evergreen Marine Corp. Taiwan, Ltd..........................  23,360,998   16,644,652
    Excelsior Medical Co., Ltd..................................   1,431,200    2,299,932
#   Far Eastern Department Stores, Ltd..........................   7,117,445    6,072,521
#   Far Eastern International Bank..............................  28,354,052    9,486,147
    Far Eastern New Century Corp................................   3,586,440    3,609,629
*   Farglory F T Z Investment Holding Co., Ltd..................   1,314,000      851,994
#   Farglory Land Development Co., Ltd..........................   1,389,264    1,622,563
#   Federal Corp................................................   7,536,979    4,456,061
    Feng Hsin Iron & Steel Co...................................     175,000      214,042
    First Copper Technology Co., Ltd............................   3,499,750    1,081,850
#   First Financial Holding Co., Ltd............................ 124,645,630   72,613,271
#   First Hotel.................................................   1,387,585      885,614
#   First Insurance Co, Ltd. (The)..............................   4,017,064    1,998,396
#*  First Steamship Co., Ltd....................................   5,504,173    3,038,350
    Formosa Advanced Technologies Co., Ltd......................   2,107,000    1,438,533
    Formosa Chemicals & Fibre Corp..............................     198,000      423,691
#   Formosa Oilseed Processing Co., Ltd.........................     834,977      527,850
    Formosa Taffeta Co., Ltd....................................  10,729,511   10,834,495
    Formosan Rubber Group, Inc..................................   8,194,000    8,361,574
#   Formosan Union Chemical.....................................   2,853,034    1,101,307
    Fortune Electric Co., Ltd...................................     436,000      212,872
    Founding Construction & Development Co., Ltd................   3,247,097    2,088,904
    Foxconn Technology Co., Ltd.................................   3,345,900    9,059,511
#   Foxlink Image Technology Co., Ltd...........................   1,582,000      971,063
#*  Froch Enterprise Co., Ltd...................................   2,542,000    1,108,360
#   FSP Technology, Inc.........................................   2,483,283    1,999,192
    Fubon Financial Holding Co., Ltd............................  90,414,471  143,269,726
#   Fullerton Technology Co., Ltd...............................   1,663,200    1,361,391
#   Fulltech Fiber Glass Corp...................................   5,082,690    1,913,712
#   Fwusow Industry Co., Ltd....................................   2,776,995    1,304,585
#   G Shank Enterprise Co., Ltd.................................   2,168,902    1,787,087

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#*  G Tech Optoelectronics Corp.................................    476,000 $   433,577
    Gallant Precision Machining Co., Ltd........................    658,000     248,991
#   Gemtek Technology Corp......................................  6,366,962   4,640,812
#*  Genesis Photonics, Inc......................................  3,811,810   1,891,553
#*  Genius Electronic Optical Co., Ltd..........................    860,000   2,980,536
    Getac Technology Corp.......................................  8,342,065   5,065,061
#*  Giantplus Technology Co., Ltd...............................  2,198,100     836,865
#   Giga Solution Tech Co., Ltd.................................  1,216,000     795,648
#   Gigabyte Technology Co., Ltd................................  9,308,287  11,441,739
#*  Gigastorage Corp............................................  3,936,600   3,178,420
#*  Gintech Energy Corp.........................................  7,056,942   4,763,215
#*  Global Brands Manufacture, Ltd..............................  5,083,951   1,728,546
    Global Lighting Technologies, Inc...........................  1,001,000   1,437,518
*   Globalwafers Co., Ltd.......................................    363,585   1,061,444
    Globe Union Industrial Corp.................................  2,999,625   1,465,939
#   Gloria Material Technology Corp.............................  6,256,150   4,412,300
#*  Gold Circuit Electronics, Ltd...............................  8,144,965   5,675,122
#*  Goldsun Development & Construction Co., Ltd................. 23,939,261   8,168,788
    Good Will Instrument Co., Ltd...............................    501,358     345,546
#   Grand Pacific Petrochemical................................. 17,166,000   9,387,117
    Great China Metal Industry..................................    884,000     864,338
#   Great Wall Enterprise Co., Ltd..............................  7,920,597   6,993,391
#*  Green Energy Technology, Inc................................  4,747,880   2,751,859
*   GTM Holdings Corp...........................................  2,132,000   1,335,943
*   Hannstar Board Corp.........................................  5,082,635   2,572,101
#   HannStar Display Corp....................................... 55,492,435  13,661,511
*   HannsTouch Solution, Inc....................................  1,163,000     276,366
#   Harvatek Corp...............................................  3,454,459   1,969,643
*   Helix Technology, Inc.......................................     29,585          --
#   Hey Song Corp...............................................  2,933,500   3,535,365
*   HiTi Digital, Inc...........................................    128,000      65,823
#   Hitron Technology, Inc......................................  3,677,525   1,870,200
#*  Ho Tung Chemical Corp....................................... 14,069,004   4,786,307
#   Hocheng Corp................................................  4,577,300   1,476,597
*   Hold-Key Electric Wire & Cable Co., Ltd.....................    118,124      35,058
    Holy Stone Enterprise Co., Ltd..............................  3,208,650   4,318,841
    Hong TAI Electric Industrial................................  3,503,000   1,174,143
#   Horizon Securities Co., Ltd.................................  5,996,000   1,720,808
#   Hsin Kuang Steel Co., Ltd...................................  4,316,124   2,415,152
    Hsing TA Cement Co..........................................  2,071,980     897,444
#*  HTC Corp....................................................  1,703,000   8,442,818
    HUA ENG Wire & Cable........................................  7,339,035   2,319,502
    Hua Nan Financial Holdings Co., Ltd......................... 53,408,002  29,689,095
*   Hualon Corp.................................................    257,040          --
#   Huang Hsiang Construction Corp..............................     86,000     123,583
    Hung Ching Development & Construction Co., Ltd..............  1,987,468   1,284,744
    Hung Poo Real Estate Development Corp.......................  3,643,655   2,717,273
    Hung Sheng Construction, Ltd................................  6,308,892   3,875,528
    Huxen Corp..................................................    429,281     597,411
#   Hwacom Systems, Inc.........................................    333,000     175,562
#   I-Chiun Precision Industry Co., Ltd.........................  3,240,000   1,945,257
#   Ichia Technologies, Inc.....................................    831,260     878,877
    Ideal Bike Corp.............................................     80,271      39,000

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
TAIWAN -- (Continued)
    Infortrend Technology, Inc..................................   1,042,000 $    590,010
#   Innolux Corp................................................ 139,949,544   67,422,533
#   Inpaq Technology Co., Ltd...................................     261,000      316,647
    Inventec Corp...............................................  29,516,277   21,800,730
#   ITE Technology, Inc.........................................   1,923,479    2,279,867
    ITEQ Corp...................................................     208,000      171,595
#*  J Touch Corp................................................     445,100      270,319
#   Jess-Link Products Co., Ltd.................................   1,313,000    1,388,761
    Jih Sun Financial Holdings Co., Ltd.........................   5,693,133    1,500,586
#   K Laser Technology, Inc.....................................   2,211,601    1,148,657
    Kang Na Hsiung Enterprise Co., Ltd..........................   1,687,078      727,991
#   Kaulin Manufacturing Co., Ltd...............................   2,570,656    1,875,155
#   KEE TAI Properties Co., Ltd.................................   1,327,000      820,141
#   Kenmec Mechanical Engineering Co., Ltd......................   1,624,000      772,584
    Kindom Construction Corp....................................   4,462,000    3,967,301
#   King Yuan Electronics Co., Ltd..............................  20,284,805   16,946,021
    King's Town Bank Co., Ltd...................................  11,939,012   12,600,124
*   King's Town Construction Co., Ltd...........................      90,000       75,848
#   Kinko Optical Co., Ltd......................................   1,464,000    1,102,446
#*  Kinpo Electronics...........................................  19,097,375    8,922,384
    KS Terminals, Inc...........................................     745,880      942,044
#   Kung Sing Engineering Corp..................................   3,301,000    1,255,770
    Kuoyang Construction Co., Ltd...............................   7,664,840    3,306,150
    Kwong Fong Industries Corp..................................   3,131,720    1,776,468
#   KYE Systems Corp............................................   4,187,376    1,573,128
#   L&K Engineering Co., Ltd....................................   2,019,000    1,569,706
    LAN FA Textile..............................................   3,158,713      971,698
#   LCY Chemical Corp...........................................     797,000      417,762
#   Leader Electronics, Inc.....................................   2,094,056      775,035
*   Lealea Enterprise Co., Ltd..................................  13,389,941    3,988,808
    Ledtech Electronics Corp....................................     660,000      334,166
#   LEE CHI Enterprises Co., Ltd................................   3,466,900    1,646,418
#   Lelon Electronics Corp......................................     315,200      389,132
#*  Leofoo Development Co.......................................   5,249,774    1,916,246
*   LES Enphants Co., Ltd.......................................     877,000      471,780
#   Lextar Electronics Corp.....................................   4,894,000    4,646,768
#*  Li Peng Enterprise Co., Ltd.................................  10,180,173    3,728,873
    Lien Hwa Industrial Corp....................................   8,262,990    5,415,986
#   Lingsen Precision Industries, Ltd...........................   6,583,480    3,236,568
#   Lite-On Semiconductor Corp..................................   3,366,729    2,389,695
    Lite-On Technology Corp.....................................  30,876,265   38,055,631
    Long Chen Paper Co., Ltd....................................   9,059,098    3,950,695
#   Longwell Co.................................................   1,537,000    1,688,429
#   Lotes Co., Ltd..............................................     701,000    3,060,015
#   Lucky Cement Corp...........................................   3,294,000    1,056,604
#*  Macronix International......................................  71,352,913   15,453,963
#   Marketech International Corp................................   1,948,000    1,522,252
#   Masterlink Securities Corp..................................  16,836,644    5,483,460
    Mayer Steel Pipe Corp.......................................   2,501,456    1,148,921
#   Maywufa Co., Ltd............................................     252,070      118,340
    Mega Financial Holding Co., Ltd............................. 132,452,915  101,067,289
*   Megamedia Corp..............................................         782           --
    Meiloon Industrial Co.......................................   1,319,084      566,093

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Mercuries & Associates Holding, Ltd.........................  1,524,937 $   992,831
#*  Mercuries Life Insurance Co., Ltd...........................  1,466,206     800,305
#   Micro-Star International Co., Ltd........................... 14,030,985  15,630,138
#*  Microelectronics Technology, Inc............................    689,826     305,055
#   Mirle Automation Corp.......................................    565,550     515,232
#   Mitac Holdings Corp.........................................  8,909,725   6,765,239
*   Mosel Vitelic, Inc..........................................  3,746,506     835,885
#   Motech Industries, Inc......................................  2,452,000   3,280,450
#   Nan Ren Lake Leisure Amusement Co., Ltd.....................  1,652,000     673,559
#*  Nan Ya Printed Circuit Board Corp...........................  3,900,000   5,479,556
    Nantex Industry Co., Ltd....................................  2,492,716   1,294,276
#   Neo Solar Power Corp........................................  2,719,774   2,342,678
    New Asia Construction & Development Corp....................  1,810,304     493,297
#   New Era Electronics Co., Ltd................................    203,000     222,698
#   Newmax Technology Co., Ltd..................................    242,000     294,806
    Nien Hsing Textile Co., Ltd.................................  4,491,721   3,680,909
#   Nishoku Technology, Inc.....................................    268,000     394,654
#*  O-TA Precision Industry Co., Ltd............................     24,000      12,773
*   Ocean Plastics Co., Ltd.....................................    161,000     173,874
*   Optimax Technology Corp.....................................  1,085,597     485,191
#   OptoTech Corp...............................................  9,532,000   4,013,440
    Oriental Union Chemical Corp................................     54,000      49,233
    Pacific Construction Co.....................................  2,529,452   1,044,276
*   Pan Jit International, Inc..................................  6,047,837   2,703,590
#   Pan-International Industrial Corp...........................  4,695,444   2,765,226
#   Paragon Technologies Co., Ltd...............................  1,037,191   1,643,197
#   Pegatron Corp............................................... 27,193,998  72,311,010
#   Phihong Technology Co., Ltd.................................  3,860,320   2,118,051
#   Pixart Imaging, Inc.........................................     48,000     134,368
#*  Plotech Co., Ltd............................................    760,282     327,138
#   Portwell, Inc...............................................    915,000   1,675,202
*   Potrans Electrical Corp.....................................  1,139,000          --
    Pou Chen Corp............................................... 24,985,550  34,217,649
*   Powercom Co., Ltd...........................................    769,500     113,095
*   Powertech Industrial Co., Ltd...............................    193,000     130,245
#   Powertech Technology, Inc................................... 12,247,000  20,260,972
    President Securities Corp................................... 12,690,992   6,475,624
#   Prime Electronics Satellitics, Inc..........................    524,000     226,926
#   Prince Housing & Development Corp...........................  4,426,018   1,690,092
*   Prodisc Technology, Inc.....................................  6,185,157          --
#*  Qisda Corp.................................................. 27,863,171  12,534,583
    Qualipoly Chemical Corp.....................................    143,000     110,663
#   Quanta Storage, Inc.........................................  2,413,000   2,708,291
#*  Quintain Steel Co., Ltd.....................................  5,893,629   1,137,107
#   Radium Life Tech Co., Ltd...................................  9,283,455   4,803,833
#   Ralec Electronic Corp.......................................    526,087     964,221
#   Rich Development Co., Ltd...................................  6,959,054   2,943,784
#*  Ritek Corp.................................................. 46,015,622   5,407,587
#   Rotam Global Agrosciences, Ltd..............................    134,693     217,492
#   Ruentex Development Co., Ltd................................  1,226,000   1,840,519
    Ruentex Industries, Ltd.....................................  1,422,000   3,082,662
*   Sainfoin Technology Corp....................................    835,498          --
#   Sampo Corp..................................................  9,863,925   3,985,275

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
*   Sanyang Motor Co., Ltd......................................   1,878,624 $ 1,639,686
    SDI Corp....................................................     346,000     450,863
#   Sesoda Corp.................................................   1,100,768   1,357,442
    Shan-Loong Transportation Co., Ltd..........................      66,000      50,682
    Sheng Yu Steel Co., Ltd.....................................   1,935,000   1,238,794
#   ShenMao Technology, Inc.....................................   1,267,000   1,325,105
#   Shih Her Technologies, Inc..................................     411,000     748,150
    Shih Wei Navigation Co., Ltd................................   2,811,718   1,616,779
#   Shihlin Electric & Engineering Corp.........................   4,470,000   5,620,962
#   Shin Kong Financial Holding Co., Ltd........................ 137,501,146  38,331,097
    Shin Zu Shing Co., Ltd......................................   1,123,000   2,501,278
#   Shinkong Insurance Co., Ltd.................................   3,610,412   2,846,931
    Shinkong Synthetic Fibers Corp..............................  27,670,754   9,473,889
#   Shuttle, Inc................................................   4,646,015   1,284,584
    Sigurd Microelectronics Corp................................   6,663,047   6,344,209
#*  Silicon Integrated Systems Corp.............................   5,741,165   1,609,077
#   Silitech Technology Corp....................................   1,157,803     816,216
    Sincere Navigation Corp.....................................   4,946,740   4,053,015
    Singatron Enterprise Co., Ltd...............................      63,000      28,649
#   Sinkang Industries Co., Ltd.................................     699,557     243,418
#   Sino-American Silicon Products, Inc.........................   7,775,000  12,187,219
#   Sinon Corp..................................................   6,282,877   3,376,939
#   SinoPac Financial Holdings Co., Ltd......................... 132,040,317  53,736,213
#   Siward Crystal Technology Co., Ltd..........................   2,520,875   1,784,738
#   Solar Applied Materials Technology Co.......................   1,852,000   1,540,042
#*  Solartech Energy Corp.......................................   4,202,165   2,504,253
    Solomon Technology Corp.....................................   1,254,590     750,759
#*  Solytech Enterprise Corp....................................   3,043,000     861,017
    Southeast Cement Co., Ltd...................................   3,365,700   1,753,231
#   Spirox Corp.................................................     631,661     387,341
    Stark Technology, Inc.......................................   2,259,200   2,121,057
#   Sunonwealth Electric Machine Industry Co., Ltd..............   1,202,421     775,702
#*  Sunplus Technology Co., Ltd.................................   8,214,620   3,292,964
#   Sunrex Technology Corp......................................   1,840,000   1,169,041
#   Supreme Electronics Co., Ltd................................   4,154,260   2,111,543
#   Sweeten Construction Co., Ltd...............................   1,296,256     755,208
    Sysage Technology Co., Ltd..................................      96,950     108,931
#   Systex Corp.................................................     801,801   1,459,381
#   T-Mac Techvest PCB Co., Ltd.................................   1,603,000     873,460
#   TA Chen Stainless Pipe......................................   8,527,281   5,678,749
#*  Ta Chong Bank, Ltd..........................................  31,010,870  10,388,666
    Ta Chong Securities Co., Ltd................................     260,000      96,569
    Ta Ya Electric Wire & Cable.................................   6,888,329   1,411,920
#   TA-I Technology Co., Ltd....................................   2,110,084   1,162,187
    Tah Hsin Industrial Corp....................................   1,477,900   1,339,804
    TAI Roun Products Co., Ltd..................................      63,000      20,840
#   Taichung Commercial Bank Co., Ltd...........................  31,222,991  10,303,972
#   Tainan Enterprises Co., Ltd.................................   1,803,183   1,574,697
#   Tainan Spinning Co., Ltd....................................  18,021,996   9,745,538
#   Taishin Financial Holding Co., Ltd.......................... 136,730,491  56,061,259
#*  Taisun Enterprise Co., Ltd..................................   1,776,410     668,755
#*  Taita Chemical Co., Ltd.....................................   2,270,864     680,221
*   Taiwan Business Bank........................................  57,911,410  16,809,960

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Taiwan Calsonic Co., Ltd....................................     48,000 $    34,650
    Taiwan Cement Corp.......................................... 45,114,440  60,909,600
#   Taiwan Cogeneration Corp....................................  2,943,333   2,305,369
#   Taiwan Cooperative Financial Holding Co., Ltd............... 89,573,241  46,196,798
#   Taiwan Fertilizer Co., Ltd..................................  3,793,000   6,608,310
    Taiwan Fire & Marine Insurance Co., Ltd.....................  1,235,000     881,289
*   Taiwan Flourescent Lamp Co., Ltd............................    756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.........................  2,128,000   2,360,125
    Taiwan Glass Industry Corp..................................  9,574,710   6,958,644
#   Taiwan Hon Chuan Enterprise Co., Ltd........................    110,000     200,118
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd...............  1,508,000     964,444
*   Taiwan Kolin Co., Ltd.......................................  5,797,000          --
#   Taiwan Land Development Corp................................ 12,641,235   4,578,929
#*  Taiwan Life Insurance Co., Ltd..............................    886,419     606,145
    Taiwan Line Tek Electronic..................................     76,640      58,561
#   Taiwan Mask Corp............................................  3,154,250   1,002,392
    Taiwan Navigation Co., Ltd..................................  1,428,000     946,503
#   Taiwan PCB Techvest Co., Ltd................................  3,609,946   5,782,140
#*  Taiwan Prosperity Chemical Corp.............................    974,000     743,627
#*  Taiwan Pulp & Paper Corp....................................  7,065,660   2,510,890
#   Taiwan Sakura Corp..........................................  2,890,472   1,993,245
    Taiwan Semiconductor Co., Ltd...............................  2,380,000   2,466,391
    Taiwan Styrene Monomer......................................  4,652,647   1,949,475
    Taiwan Surface Mounting Technology Co., Ltd.................  2,680,944   3,480,274
#   Taiwan TEA Corp............................................. 11,811,092   6,602,899
#   Taiwan Union Technology Corp................................  3,462,000   3,124,566
    Taiyen Biotech Co., Ltd.....................................  2,363,217   1,842,235
#*  Tatung Co., Ltd............................................. 37,430,342  10,462,182
#   Te Chang Construction Co., Ltd..............................     90,300      78,577
    Teco Electric and Machinery Co., Ltd........................ 31,716,725  29,607,939
*   Tecom Co., Ltd..............................................    121,753      11,367
*   Tekcore Co., Ltd............................................    399,000     130,065
    Test-Rite International Co., Ltd............................    737,266     488,091
#   Tex-Ray Industrial Co., Ltd.................................    444,000     180,783
#   ThaiLin Semiconductor Corp..................................  1,139,000     902,923
#   Thinking Electronic Industrial Co., Ltd.....................  1,293,000   1,874,194
    Ton Yi Industrial Corp......................................  2,150,600   1,382,360
    Tong Yang Industry Co., Ltd.................................  5,888,228   6,927,960
#   Tong-Tai Machine & Tool Co., Ltd............................  3,432,792   3,471,639
    Topco Scientific Co., Ltd...................................    719,589   1,299,272
#   Topoint Technology Co., Ltd.................................  2,564,288   2,262,136
#   TPK Holding Co., Ltd........................................  1,344,000   8,707,162
    Transasia Airways Corp......................................    940,000     412,566
#   Tripod Technology Corp......................................  1,780,000   3,854,046
    Tsann Kuen Enterprise Co., Ltd..............................     58,000      59,034
#   Tung Ho Steel Enterprise Corp............................... 12,887,274   9,605,165
#   Tung Ho Textile Co., Ltd....................................  2,454,000     633,782
#   TXC Corp....................................................    337,000     407,278
*   TYC Brother Industrial Co., Ltd.............................  2,570,723   1,824,860
#*  Tycoons Group Enterprise....................................  7,958,938   1,506,850
*   Tyntek Corp.(6136222).......................................  1,755,936     714,173
*   Tyntek Corp.()..............................................    238,162      10,580
    TZE Shin International Co., Ltd.............................    113,591      42,357

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
TAIWAN -- (Continued)
#*  U-Tech Media Corp...........................................   1,946,799 $    428,514
    Unic Technology Corp........................................      36,361       13,603
#   Unimicron Technology Corp...................................  23,447,363   16,057,578
#*  Union Bank Of Taiwan........................................  12,347,526    4,106,056
#   Unitech Computer Co., Ltd...................................   1,682,739      956,758
#   Unitech Printed Circuit Board Corp..........................  10,230,281    4,483,128
    United Integrated Services Co., Ltd.........................   1,651,000    1,605,533
#   United Microelectronics Corp................................ 213,043,681  103,164,852
    Unity Opto Technology Co., Ltd..............................      98,000       90,738
    Universal Cement Corp.......................................   6,247,642    5,338,541
#   Unizyx Holding Corp.........................................   6,393,000    3,462,055
#   UPC Technology Corp.........................................  12,783,746    4,753,490
#   USI Corp....................................................   6,761,691    3,809,252
#   Ve Wong Corp................................................   1,616,806    1,206,312
    Viking Tech Corp............................................      86,000       63,585
#*  Wafer Works Corp............................................   5,693,418    2,546,188
    Wah Hong Industrial Corp....................................     395,516      429,586
#   Wah Lee Industrial Corp.....................................   2,011,000    3,427,023
#*  Walsin Lihwa Corp...........................................  52,029,412   16,059,968
#*  Walsin Technology Corp......................................  10,131,230    3,931,228
#   Walton Advanced Engineering, Inc............................   5,170,853    2,275,120
    Wan Hai Lines, Ltd..........................................   8,992,000    9,536,701
    WAN HWA Enterprise Co.......................................     179,038       84,717
#   Waterland Financial Holdings Co., Ltd.......................  31,195,094    8,276,242
#*  Ways Technical Corp., Ltd...................................      70,000       65,252
#*  Wei Mon Industry Co., Ltd...................................   4,108,691    1,185,196
#   Weikeng Industrial Co., Ltd.................................   1,884,550    1,401,128
#   Well Shin Technology Co., Ltd...............................   1,070,080    1,631,550
#*  Wha Yu Industrial Co., Ltd..................................     365,000      149,687
    Win Semiconductors Corp.....................................   6,652,000    6,987,742
#*  Winbond Electronics Corp....................................  52,385,885   16,425,446
*   Wintek Corp.................................................  20,783,484    1,206,904
#   Wisdom Marine Lines Co., Ltd................................   1,607,326    1,889,751
#   Wistron Corp................................................  38,341,608   34,955,647
#   WPG Holdings, Ltd...........................................     515,092      639,532
#   WT Microelectronics Co., Ltd.(6290991)......................   4,892,900    7,143,489
*   WT Microelectronics Co., Ltd.().............................     579,787      150,864
#   WUS Printed Circuit Co., Ltd................................   5,181,928    2,452,064
#   Yageo Corp..................................................   7,801,574   13,972,062
*   Yang Ming Marine Transport Corp.............................  21,813,676   11,746,499
#   YC Co., Ltd.................................................   6,163,104    3,091,021
#   YC INOX Co., Ltd............................................   4,719,667    3,616,995
#   YeaShin International Development Co., Ltd..................     286,830      163,195
#   YFY, Inc....................................................  19,386,847    7,990,713
#   Yi Jinn Industrial Co., Ltd.................................   3,841,936      973,035
#   Yieh Phui Enterprise Co., Ltd...............................  17,378,199    5,041,531
#*  Young Fast Optoelectronics Co., Ltd.........................   2,266,000    1,630,758
#   Youngtek Electronics Corp...................................     754,116    1,501,301
    Yuanta Financial Holding Co., Ltd........................... 137,814,770   66,113,519
#   Yulon Motor Co., Ltd........................................  13,441,572   19,629,677
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.............     243,687      648,806
#   Zenitron Corp...............................................   3,226,000    1,755,912
#   Zig Sheng Industrial Co., Ltd...............................   8,536,352    2,436,734

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE++
                                                                 ----------- --------------
TAIWAN -- (Continued)
    Zinwell Corp................................................   2,087,000 $    2,093,477
    ZongTai Real Estate Development Co., Ltd....................     152,000         87,400
                                                                             --------------
TOTAL TAIWAN....................................................              2,837,717,791
                                                                             --------------
THAILAND -- (2.7%)
    AAPICO Hitech PCL...........................................     681,760        297,866
*   AJ Plast PCL................................................   2,031,400        564,795
    AP Thailand PCL.............................................  25,172,730      4,922,257
    Asia Plus Group Holdings Securities.........................   8,446,100      1,135,437
    Bangchak Petroleum PCL (The)................................   9,102,300      9,525,016
    Bangkok Bank PCL(6077019)...................................     925,000      5,426,214
    Bangkok Bank PCL(6368360)...................................   4,149,200     24,149,789
    Bangkok Expressway PCL......................................   5,726,100      6,823,034
    Bangkok Insurance PCL.......................................     212,828      2,373,426
    Bangkokland PCL.............................................  46,240,200      2,486,488
    Banpu PCL...................................................  16,525,100     12,268,864
    Cal-Comp Electronics Thailand PCL...........................  28,423,136      3,213,126
    Charoong Thai Wire & Cable PCL..............................   1,255,800        464,258
    Delta Electronics Thailand PCL..............................   2,235,000      5,070,234
    Eastern Water Resources Development and Management PCL......   4,778,300      1,605,906
*   Esso Thailand PCL...........................................  20,659,500      3,250,731
*   G J Steel PCL............................................... 537,140,250        984,675
*   G Steel PCL.................................................  31,003,000        123,141
    Hana Microelectronics PCL...................................   5,180,100      6,370,273
    ICC International PCL.......................................   2,670,100      3,222,394
    Indorama Ventures PCL.......................................   2,390,800      1,592,406
    IRPC PCL.................................................... 119,187,700     12,454,077
    Kang Yong Electric PCL......................................       6,600         53,437
    KGI Securities Thailand PCL.................................  19,837,300      2,315,261
    Khon Kaen Sugar Industry PCL................................     257,100        102,903
    Kiatnakin Bank PCL..........................................   5,785,100      7,158,465
    Krung Thai Bank PCL.........................................  61,213,400     42,454,756
    Laguna Resorts & Hotels PCL.................................   1,022,500        921,593
    Lanna Resources PCL.........................................     846,100        302,456
    LH Financial Group PCL......................................  16,439,351        994,498
    MBK PCL.....................................................     160,700         72,175
    MCOT PCL....................................................     419,000        202,267
    Nation Multimedia Group PCL.................................   3,462,900        189,386
*   Polyplex Thailand PCL.......................................   2,762,900        894,798
    Precious Shipping PCL.......................................   6,783,300      2,901,503
*   Property Perfect PCL........................................   8,365,700        324,609
    PTT Exploration & Production PCL............................   4,861,600     16,190,480
    PTT Global Chemical PCL.....................................  26,172,541     45,180,219
    PTT PCL.....................................................  16,045,800    169,625,628
    Quality Houses PCL..........................................   8,812,541      1,055,459
*   Regional Container Lines PCL................................   1,362,300        395,412
    Saha Pathana Inter-Holding PCL..............................   2,801,300      2,079,792
    Saha Pathanapibul PCL.......................................   1,594,833      1,997,805
    Saha-Union PCL..............................................   2,963,700      3,757,823
*   Sahaviriya Steel Industries PCL............................. 103,899,940        857,103
    Sansiri PCL.................................................  91,921,866      5,083,366
    SC Asset Corp PCL...........................................  25,551,325      2,857,252
    Siam Future Development PCL.................................   5,753,122      1,186,482

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
THAILAND -- (Continued)
    Siamgas & Petrochemicals PCL................................   3,710,400 $  1,315,021
    Somboon Advance Technology PCL..............................   2,801,200    1,531,973
    Sri Ayudhya Capital PCL.....................................      85,100       96,852
    Sri Trang Agro-Industry PCL.................................   8,229,100    3,419,363
    Srithai Superware PCL.......................................  16,979,100    1,400,659
*   Tata Steel Thailand PCL.....................................  48,610,300    1,203,005
*   Thai Airways International PCL..............................  17,012,811    7,952,826
*   Thai Carbon Black PCL.......................................     441,000      357,058
    Thai Oil PCL................................................  12,089,000   18,929,461
    Thai Rayon PCL..............................................      58,700       46,630
    Thai Stanley Electric PCL(B01GKK6)..........................     174,600    1,093,584
    Thai Stanley Electric PCL(B01GKM8)..........................      43,100      269,951
    Thai Wacoal PCL.............................................      85,000      131,149
    Thanachart Capital PCL......................................  10,803,400   10,975,040
    Thitikorn PCL...............................................     962,200      323,379
*   Thoresen Thai Agencies PCL..................................  10,463,770    5,498,834
    Tipco Asphalt PCL...........................................     295,800      738,822
    Tisco Financial Group PCL...................................   2,168,500    3,080,820
    TMB Bank PCL................................................  64,367,600    6,096,534
    Total Access Communication PCL..............................   2,754,780    7,911,681
    TPI Polene PCL.............................................. 155,294,240   11,482,189
    Vanachai Group PCL..........................................  10,240,920    2,550,061
    Vinythai PCL................................................   6,688,917    2,084,539
                                                                             ------------
TOTAL THAILAND..................................................              505,968,766
                                                                             ------------
TURKEY -- (2.3%)
#   Adana Cimento Sanayii TAS Class A...........................   1,072,051    2,827,561
#*  Adese Alisveris Merkezleri Ticaret A.S......................     152,622      554,262
    Akbank TAS..................................................  14,433,710   52,582,773
#*  Akenerji Elektrik Uretim A.S................................   3,844,893    1,924,532
#   Akfen Holding A.S...........................................     839,567    1,723,624
    Aksa Akrilik Kimya Sanayii A.S..............................   1,735,088    6,725,461
    Aksigorta A.S...............................................     877,125      902,042
#   Alarko Holding A.S..........................................   1,562,507    2,731,330
    Albaraka Turk Katilim Bankasi A.S...........................   3,760,873    2,650,831
*   Anadolu Anonim Turk Sigorta Sirketi.........................   4,326,842    2,489,085
#   Anadolu Cam Sanayii A.S.....................................   2,650,582    2,170,990
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S..................      66,950      587,413
*   Asya Katilim Bankasi A.S....................................   8,975,815    2,278,554
#   Aygaz A.S...................................................   1,020,159    4,323,439
#   Baticim Bati Anadolu Cimento Sanayii A.S....................     429,757    1,315,580
*   Bolu Cimento Sanayii A.S....................................     753,805    1,892,716
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............     888,582    2,594,103
*   Boyner Perakende Ve Tekstil Yatirimlari AS..................      40,468      786,219
    Cimsa Cimento Sanayi VE Ticaret A.S.........................      44,379      312,778
#*  Deva Holding A.S............................................     393,139      401,940
#*  Dogan Sirketler Grubu Holding A.S...........................  16,834,393    5,071,699
#   Eczacibasi Yatirim Holding Ortakligi A.S....................     231,982      807,705
    EGE Seramik Sanayi ve Ticaret A.S...........................   1,418,706    2,455,965
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.....................................   1,771,651    2,244,741
    Eregli Demir ve Celik Fabrikalari TAS.......................  24,473,976   43,875,306
    Gentas Genel Metal Sanayi ve Ticaret A.S....................   1,056,519      710,297
*   Global Yatirim Holding A.S..................................   3,790,568    2,580,983

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE++
                                                                 ---------- ---------------
TURKEY -- (Continued)
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........     46,460 $     1,439,380
#*  GSD Holding.................................................  4,585,286       2,838,649
*   Gunes Sigorta...............................................     63,783          63,621
#*  Hurriyet Gazetecilik A.S....................................  3,737,714       1,261,385
*   Ihlas EV Aletleri...........................................         --              --
#*  Ihlas Holding A.S........................................... 12,700,332       1,449,778
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S..................  1,771,050       1,146,426
    Is Finansal Kiralama A.S....................................  2,631,887       1,105,404
    Is Yatirim Menkul Degerler A.S. Class A.....................    481,784         247,773
#*  Izmir Demir Celik Sanayi A.S................................    412,878         455,903
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.  1,700,143       1,648,347
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D.          1               1
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S......................  1,409,780         969,936
    KOC Holding A.S............................................. 10,028,018      51,997,905
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...............  1,412,866         978,049
#*  Menderes Tekstil Sanayi ve Ticaret A.S......................  1,017,777         323,315
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.................  4,462,291       1,147,792
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......    352,545         589,225
#*  Parsan Makina Parcalari.....................................     35,451          76,514
    Pinar Entegre Et ve Un Sanayi A.S...........................    343,247       1,356,177
    Pinar SUT Mamulleri Sanayii A.S.............................     79,239         712,146
*   Raks Elektronik Sanayi ve Ticaret A.S.......................      5,859              --
*   Sabah Yayincilik............................................     31,938              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........  1,345,000       1,701,755
*   Sasa Polyester Sanayi A.S...................................  2,315,248       1,972,771
#*  Sekerbank TAS...............................................  7,744,813       5,961,362
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................  2,387,936       2,179,681
#   Soda Sanayii A.S............................................  2,302,976       4,908,750
#*  Tekfen Holding A.S..........................................  1,964,030       4,599,492
#*  Tekstil Bankasi A.S.........................................  1,683,023       1,284,367
    Trakya Cam Sanayii A.S......................................  5,412,569       7,940,521
*   Turcas Petrol A.S...........................................         --              --
#*  Turk Hava Yollari........................................... 10,883,064      41,534,226
    Turkiye Is Bankasi.......................................... 20,150,574      58,411,886
    Turkiye Sinai Kalkinma Bankasi A.S..........................  9,303,273       7,728,996
    Turkiye Sise ve Cam Fabrikalari A.S......................... 10,604,709      16,553,767
    Turkiye Vakiflar Bankasi Tao................................  9,463,634      21,985,689
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.....................    348,043       1,427,325
#*  Vestel Elektronik Sanayi ve Ticaret A.S.....................  1,948,645       4,768,637
#   Yapi ve Kredi Bankasi A.S...................................  8,878,932      18,355,119
#*  Zorlu Enerji Elektrik Uretim A.S............................  1,130,962       1,031,489
                                                                            ---------------
TOTAL TURKEY....................................................                421,675,488
                                                                            ---------------
TOTAL COMMON STOCKS.............................................             16,632,006,923
                                                                            ---------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    Alpargatas SA...............................................     27,700          87,890
    Banco ABC Brasil SA.........................................  1,128,732       4,766,305
    Banco Alfa de Investimento SA...............................      5,926          15,252
    Banco Daycoval SA...........................................    645,148       2,014,987
    Banco do Estado do Rio Grande do Sul SA Class B.............  1,057,568       4,828,373
*   Banco Industrial e Comercial SA.............................  1,675,900       3,403,952

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES        VALUE++
                                                                   ----------- ---------------
BRAZIL -- (Continued)
*     Banco Pan SA................................................   1,995,292 $     1,280,616
      Banco Pine SA...............................................     436,030         596,378
      Banco Sofisa SA.............................................     589,900         531,516
      Braskem SA Class A..........................................   1,804,544       8,375,809
      Cia Ferro Ligas da Bahia - Ferbasa..........................     906,134       2,455,080
*     Eucatex SA Industria e Comercio.............................     353,288         407,851
*     Forjas Taurus SA............................................      14,680          18,972
      Gerdau SA...................................................   2,337,599       7,953,539
      Grazziotin SA...............................................       2,400          14,425
      Parana Banco SA.............................................     120,800         432,192
      Petroleo Brasileiro SA......................................  18,238,804      55,514,460
      Petroleo Brasileiro SA Sponsored ADR........................  21,196,251     130,356,944
      Randon Participacoes SA.....................................     679,461       1,013,250
      Suzano Papel e Celulose SA Class A..........................   5,848,009      23,787,964
      Unipar Carbocloro SA Class B................................     925,874       1,533,068
*     Usinas Siderurgicas de Minas Gerais SA Class A..............   6,661,726       8,317,072
      Vale SA.....................................................  21,366,452     132,460,082
#     Vale SA Sponsored ADR.......................................   8,858,474      55,454,047
                                                                               ---------------
TOTAL BRAZIL......................................................                 445,620,024
                                                                               ---------------
COLOMBIA -- (0.1%)
      Grupo de Inversiones Suramericana SA........................     857,076      12,223,870
                                                                               ---------------
TOTAL PREFERRED STOCKS............................................                 457,843,894
                                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
*     Golden Meditech Holdings, Ltd. Warrants 07/30/15............     154,136           1,392
                                                                               ---------------
HONG KONG -- (0.0%)
*     HKC Holdings, Ltd. Warrants 10/15/15........................           1              --
                                                                               ---------------
INDONESIA -- (0.0%)
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17..........      82,000           1,010
                                                                               ---------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants 12/31/15........     178,635          25,111
#*    Eastern & Oriental Bhd......................................   2,713,403              --
*     Goldis Bhd 02/06/15.........................................   2,420,621           3,336
*     Insas Bhd...................................................     160,660           9,299
*     Mah Sing Group Bhd..........................................   2,330,891         289,113
                                                                               ---------------
TOTAL MALAYSIA....................................................                     326,859
                                                                               ---------------
THAILAND -- (0.0%)
*     Sansiri PCL Warrants 11/24/17...............................   3,128,291          31,541
                                                                               ---------------
TOTAL RIGHTS/WARRANTS.............................................                     360,802
                                                                               ---------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund.............................. 113,130,280   1,308,917,340
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $19,120,011,093)^^............             $18,399,128,959
                                                                               ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                          LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                       -------------- --------------- ------- ---------------
   Common Stocks
      Brazil.......... $  329,570,216 $   421,459,199   --    $   751,029,415
      Chile...........     95,527,146     173,483,751   --        269,010,897
      China...........    222,080,338   2,574,844,416   --      2,796,924,754
      Colombia........     21,028,003              --   --         21,028,003
      Czech Republic..             --      38,941,232   --         38,941,232
      Greece..........        203,848      13,696,318   --         13,900,166
      Hungary.........             --      59,226,301   --         59,226,301
      India...........    233,806,203   1,451,668,512   --      1,685,474,715
      Indonesia.......      8,488,346     505,042,540   --        513,530,886
      Israel..........             --           2,590   --              2,590
      Malaysia........             --     673,774,644   --        673,774,644
      Mexico..........  1,078,220,424         792,635   --      1,079,013,059
      Philippines.....             --     230,272,093   --        230,272,093
      Poland..........             --     339,089,625   --        339,089,625
      Russia..........      7,099,195     296,030,934   --        303,130,129
      South Africa....    191,399,659   1,244,368,193   --      1,435,767,852
      South Korea.....    361,657,780   2,232,366,667   --      2,594,024,447
      Spain...........     62,504,070              --   --         62,504,070
      Taiwan..........     53,377,674   2,784,340,117   --      2,837,717,791
      Thailand........    505,968,766              --   --        505,968,766
      Turkey..........             --     421,675,488   --        421,675,488
   Preferred Stocks
      Brazil..........    201,015,665     244,604,359   --        445,620,024
      Colombia........     12,223,870              --   --         12,223,870
   Rights/Warrants
      China...........             --           1,392   --              1,392
      Hong Kong.......             --              --   --                 --
      Indonesia.......             --           1,010   --              1,010
      Malaysia........             --         326,859   --            326,859
      Thailand........             --          31,541   --             31,541
   Securities Lending
     Collateral.......             --   1,308,917,340   --      1,308,917,340
                       -------------- ---------------   --    ---------------
   TOTAL.............. $3,384,171,203 $15,014,957,756   --    $18,399,128,959
                       ============== ===============   ==    ===============

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was $18,946,333,717, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Chairman, Trustee, President and
       Co-Chief Executive Officer

Date:  March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Emerging Markets Value Fund

Date:  March 26, 2015

By:    /s/ David R. Martin
       -----------------------
       David R. Martin
       Principal Financial Officer
       Dimensional Emerging Markets Value Fund

Date:  March 26, 2015